SECURITIES & EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                      Securities Act of 1933 File #2-65242
                 Investment Company Act of 1940 File #811-2941
                                   FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933  /X/

       PRE-EFFECTIVE AMENDMENT NO. ___       / /
       POST-EFFECTIVE AMENDMENT NO. 23      /X/

                  and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  /X/

       AMENDMENT NO.  22                     /X/

                      COMPOSITE CASH MANAGEMENT CO.
--------------------------------------------------------------------------
               (Exact name of Registrant as specified in Charter)

               601 W. Main Avenue, Suite 801, Spokane, WA  99201
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                    (Address of principal executive offices)

                                 1-509-353-3486
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               (Registrant's telephone number, including area code)

JOHN T. WEST, CORPORATE SECRETARY
Composite Group of Funds
601 West Main Avenue, Suite 801, Spokane, WA  99201
---------------------------------------------------
       (Name and address of agent for service)

Approximate Date of Proposed Public Offering:  April 30, 1997

It is proposed that this filing will become effective:

[  ] immediately upon filing pursuant to paragraph (b) of Rule 485
[xx] on April 30, 1997, pursuant to paragraph (b) of Rule 485
[  ] 60 days after filing pursuant to paragraph (a)(i) of Rule 485
[  ] on (date) pursuant to paragraph (a)(i) of Rule 485
[  ] 75 days after filing pursuant to paragraph (a)(ii) of Rule 485
[  ] on (date) pursuant to paragraph (a)(ii) of Rule 485
[  ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
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       CALCULATION OF REGISTRATIAON FEE UNDER THE SECURITIES ACT OF 1933

Indefinite amount has been registered pursuant to Rule 24f-2. The Rule 24f-2 Notice for the most recent fiscal year was filed on February 25, 1997.

                                     PART A
                               TABLE OF CONTENTS

N-1A Item No.                                                    Location

Item 1.     Cover Page ......................................... Cover Page
Item 2.     Synopsis ........................................... Fee Table
                                                                 About this
                                                                   Prospectus
Item 3.     Condensed Financial Information .................... Financial
                                                                   Highlights
                                                                 Calculation of
                                                                   Yields
Item 4.     General Description of the Registrant .............. Cover Page
                                                                 The Fund's
                                                                   Objectives
                                                                 Investment
                                                                   Practices and
                                                                   Risk Factors
                                                                 Investment
                                                                   Restrictions
Item 5.     Management of the Fund ............................. Who We Are
                                                                 The Cost of
                                                                   Good
                                                                   Management
                                                                 How to Buy
                                                                   Shares
Item 6.     Capital Stock and Other Securities ................. Who We Are
                                                                 Distribution
                                                                   of Income
                                                                 Income Taxes on
                                                                   Dividends
                                                                 We're Here
                                                                   to Help
                                                                   You
Item 7.     Purchase of Securities Being Offered ............... The Cost of
                                                                   Good
                                                                   Management
                                                                 The Value of a
                                                                   Single Share
                                                                 How to Buy
                                                                   Shares
Item 8.     Redemption or Repurchase ........................... How to Sell
                                                                   Shares
Item 9.     Pending Legal Proceedings ..........................       *

*Not applicable or negative answer

                                     PART B
                               TABLE OF CONTENTS
Item 10.    Cover Page ......................................... Cover Page
Item 11.    Table of Contents .................................. Table of
                                                                   Contents
Item 12.    General Information and History .................... Organization
                                                                   and
                                                                   Authorized
                                                                   Capital
Item 13.    Investment Objectives & Policies ................... See Prospectus
                                                                   page 8
                                                                 Investment
                                                                   Practices
                                                                 Brokerage
                                                                   Allocations
                                                                   and
                                                                   Portfolio
                                                                   Transactions
Item 14.    Management of the Fund ............................. The Fund and
                                                                   Its
                                                                   Management
Item 15.    Control Persons and Principal Holders of Securities. Directors &
                                                                   Officers of
                                                                   the Fund
Item 16.    Investment Advisory and Other Services ............. The Investment
                                                                   Adviser
                                                                 Investment
                                                                   Management
                                                                   Services
                                                                 Distribution
                                                                   Services
                                                                 Custodian
Item 17.    Brokerage Allocation & Other Practices ............. Brokerage
                                                                   Allocation
                                                                   and Portfolio
                                                                   Transactions
Item 18.    Capital Stock and Other Securities ................. Organization
                                                                   and
                                                                   Authorized
                                                                   Capital
                                                                 Voting
                                                                   Privileges
Item 19.    Purchase, Redemption and Pricing of Securities
               Being Offered ................................... How Shares are
                                                                   Valued
                                                                 How Shares Can
                                                                   Be Purchased
                                                                 How to Sell
                                                                   Shares - See
                                                                   Prospectus
                                                                   page 13
                                                                 Exchange
                                                                   Privilege
                                                                 Services
                                                                   Provided
                                                                   by the Fund
Item 20.    Tax Status ......................................... Dividends,
                                                                   Capital
                                                                   Gain
                                                                   Distributions
                                                                   and Taxes
Item 21.    Underwriters ....................................... Distribution
                                                                   Services
Item 22.    Performance Information ............................ Performance
                                                                   Information
Item 23.    Financial Statements ............................... Financial
                                                                   Statements
                                                                   and Reports
                                                                 Incorporated
                                                                   by Reference-
                                                                   Annual Report
                                                                   to Share-
                                                                   holders dated
                                                                   12/31/96

                        COMPOSITE CASH MANAGEMENT COMPANY
                                    Suite 801
                               601 W. Main Avenue
                         Spokane, Washington 99201-0613
                Telephone (509) 353-3550 Toll Free (800) 543-8072


A MONEY MARKET FUND TO MEET SEVERAL INVESTOR GOALS:
     Composite Cash Management Company is a mutual fund designed to enable investors to meet several short-term goals, as summarized below. Two different portfolios are available for your investments:

*    MONEY  MARKET  PORTFOLIO.  This  Portfolio  is intended to provide  maximum
     current  income,  while  preserving  capital  and  maintaining   liquidity.
     Investments are in high-quality money market instruments.

* TAX-EXEMPT PORTFOLIO. The objective of this Portfolio is maximum current income that is exempt from federal income tax, while preserving capital and maintaining liquidity. Primary investments are in high-quality, short-term municipal obligations.


     Please read this Prospectus dated April 30, 1997, and retain it for future reference. It sets forth information about these Portfolios that a prospective investor should know before investing.


OTHER IMPORTANT INFORMATION
     SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, GUARANTEED OR ENDORSED BY, ANY BANK, AND THE SHARES ARE NOT FEDERALLY INSURED OR GUARANTEED BY THE UNITED STATES GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. THERE IS NO ASSURANCE THAT THE $1.00 PER SHARE NET ASSET VALUE (NAV) WILL BE MAINTAINED.
     A STATEMENT OF ADDITIONAL INFORMATION ABOUT THIS FUND, DATED APRIL 30, 1997, IS ON FILE WITH THE SECURITIES AND EXCHANGE COMMISSION. IT IS INCORPORATED BY REFERENCE INTO THIS PROSPECTUS. YOU MAY OBTAIN A FREE COPY BY CALLING OR WRITING THE FUND AT THE LOCATION LISTED IN THE HEADING OF THIS INTRODUCTION.



THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

CONTENTS                                       Page
About this prospectus........................... 2
Expense information............................. 3
Financial highlights............................ 5
The Funds' objectives........................... 8
Investment practices and risk factors........... 8
Investment restrictions......................... 9
Who we are...................................... 9
The cost of good management.................... 10
The value of a single share.................... 11
How to buy shares.............................. 11
Distribution of income......................... 12
Income taxes on dividends...................... 12
Exchanges for other Composite funds............ 13
How to sell shares............................. 13
IRAs and other tax-sheltered
  retirement plans............................. 14
Calculation of yields.......................... 14
Reports to shareholders........................ 15
We're here to help you......................... 15

ABOUT THIS PROSPECTUS
     In this publication you will find basic information about Composite Cash Management Co. Included are such subjects as how to buy and sell shares, as well as details about the Fund's objectives, investment practices and restrictions, and other matters.
     If you are not familiar with mutual funds, investment terminology, or the Composite Group of Funds, you may find it useful to understand the following key words and terms that appear frequently on these pages:

GLOSSARY OF KEY WORDS AND TERMS
     ADVISER. Composite Research & Management Co., which is called the "Adviser" in this Prospectus, is the manager of Composite Cash Management Co., and several other Composite mutual funds.
     DISTRIBUTOR. Murphey Favre, Inc. distributes Composite Cash Management Co. and other Composite mutual funds and is referred to as the "Distributor" in this Prospectus.
     EXCHANGE. This privilege allows shareholders to exchange shares of any Composite fund for the same class of shares of any other Composite fund. There is no fee or additional sales charge for such an exchange.
     PORTFOLIO. The term "Portfolio" identifies one or both of the portfolios offered through this Prospectus. These "Portfolios" are identified as follows in this document:
     MONEY MARKET. This Portfolio is intended to provide maximum current income, while preserving capital and maintaining liquidity. Investments are in high-quality money market instruments.
     TAX-EXEMPT. The objective of this Portfolio is maximum current income that is exempt from federal income tax, while preserving capital and maintaining liquidity. Primary investments are in high-quality, short-term municipal obligations.
     REDEMPTION. This refers to the sale of mutual fund shares by an investor. He or she is said to have "redeemed" the shares.
     REPRESENTATIVE. This is the person who is authorized to purchase or sell mutual fund shares on your behalf. Your representative may be an investment representative of Washington Mutual Bank or a registered representative of Murphey Favre, Inc. or a registered representative of another securities dealer.
     STATEMENT OF ADDITIONAL INFORMATION. This is a document that has more detailed information about the Fund than what is in this Prospectus. It is on file with the Securities and Exchange Commission and also is available through the Fund.

EXPENSE INFORMATION
     The table below shows the Portfolio's costs and expenses that an investor will bear both directly or indirectly and how they affect share ownership. Operating expenses are based on the Portfolios' expenses during the fiscal year ended December 31, 1996.
     For further information on costs and expenses, please see "The cost of good management" on Page 7.

                                                         MONEY MARKET PORTFOLIO       TAX-EXEMPT PORTFOLIO
                                                        ------------------------   -------------------------
                                                          CLASS A      CLASS B        CLASS A     CLASS B
                                                          SHARES       SHARES          SHARES     SHARES
SHAREHOLDER TRANSACTION EXPENSES                        -----------  -----------   ------------  -----------
FOR EACH PORTFOLIO:
Sales charge on purchases or reinvested dividends          None         None            None        None
Maximum contingent deferred sales charge                   None         4.00%           None        4.00%
Redemption fee                                             None         None            None        None
Exchange fee                                               None         None            None        None

ANNUAL FUND OPERATING EXPENSES:
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
Advisory fees                                              .45%          .45%           .45%         .45%
12b-1 expenses                                             .01%         1.00%           None        1.00%
Other expenses (after reimbursement)                       .33%          .33%           .10%         .10%
                                                         ----------- -----------   ------------  -----------
Total Fund operating expenses (after reimbursement)        .79%         1.78%           .55%        1.55%
                                                         =========== ===========   ============  ===========

     Absent reimbursements, "Other expenses" would have been .43% for Money Market Class A shares and .45% for Class B shares and "Total expenses" would have been .89% and 1.90%, respectively. "Other expenses" would have been .22% for Tax-Exempt Class A shares and 2.77% for Class B shares and "Total expenses" would have been .72% and 4.22%, respectively.
     Class B shares are offered only by exchange of Class B shares from other Composite funds. The 4% contingent deferred sales charge declines 1% annually to 0% after four years.
     There is a $10 charge for redemptions paid by Fed Funds wire, but not for redemptions deposited to your pre-authorized bank account or paid by check.

EXAMPLE
     YOU WOULD PAY THE FOLLOWING EXPENSES ON A $1,000 INVESTMENT IN ONE OF THE PORTFOLIOS, ASSUMING YOU RECEIVE A 5% ANNUAL RETURN, THAT THE PORTFOLIO'S EXPENSES ARE THE SAME AS THOSE SHOWN IN THE ANNUAL FUND OPERATING EXPENSES TABLE ON THE PREVIOUS PAGE, AND THAT YOU REDEEMED YOUR SHARES AT THE END OF THE TIME PERIODS LISTED. THE 5% FIGURE IS A CONSTANT RATE REQUIRED FOR COMPARATIVE PURPOSES BY THE SECURITIES AND EXCHANGE COMMISSION. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR PERFORMANCE. ACTUAL RESULTS WILL BE GREATER OR LESS THAN THE ILLUSTRATION.

                                        1 Year     3 Years   5 Years    10 Years
                                        ------     -------   --------   --------
Money Market Portfolio, Class A shares   $ 8        $24       $42        $ 93
Money Market Portfolio, Class B shares   $48        $66       $97        $158
Tax-Exempt Portfolio, Class A shares     $ 6        $18       $31        $ 69
Tax-Exempt Portfolio, Class B shares     $46        $59       $85        $132

     Class B shares automatically convert to Class A shares after six years without charge or tax impact. Because of this, years seven through ten reflect Class A operating expenses. Redemption at the end of a full year results in the imposition of the following year's contingent deferred sales charge. Class B expenses assume contingent deferred sales charges as follows: one year, 3%; three years, 1%; five and ten years, 0%. Long-term Class B shareholders could pay more than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers. The Class B conversion feature is intended to reduce the likelihood this will occur.

FOR FURTHER INFORMATION
        * Advisory fees - See "The cost of good management" Page 10
        * 12b-1 fees - See "The cost of good management" Page 10
        * Conversion of Class B shares to Class A - See "Exchanges for other Composite funds" Page 13

FINANCIAL HIGHLIGHTS
     The tables on the following pages present selected financial information about the Portfolios, including per share data, expense ratios and other data based on average net assets. This information has been audited by LeMaster & Daniels PLLC, the Fund's independent auditors, whose reports appear in the Fund's annual report. The annual report is incorporated by reference into the Statement of Additional Information.


FINANCIAL HIGHLIGHTS
(For a share outstanding throughout each period)
MONEY MARKET PORTFOLIO - CLASS A SHARES
                                                       Years Ended December 31,
                              1996    1995    1994    1993    1992    1991    1990    1989    1988    1987
                            ------- ------- ------- ------- ------- ------- ------- ------- -------- -------
NET ASSET VALUE,
BEGINNING OF YEAR.........  $1.0000 $1.0000 $1.0000 $1.0000 $1.0000 $1.0000 $1.0000 $1.0000 $1.0000 $1.0000
 INCOME FROM
 INVESTMENT OPERATIONS
 Net Investment Income....   0.0476  0.0519  0.0341  0.0238  0.0302  0.0526  0.0733  0.0826  0.0668  0.0588
    Total From Investment
    Operations...........    0.0476  0.0519  0.0341  0.0238  0.0302  0.0526  0.0733  0.0826  0.0668  0.0588
 LESS DISTRIBUTIONS
 Dividends (from net
  investment income)......  (0.0476)(0.0519)(0.0341)(0.0238)(0.0302)(0.0526)(0.0733)(0.0826)(0.0668)(0.0588)
    Total Distributions...  (0.0476)(0.0159)(0.0341)(0.0238)(0.0302)(0.0526)(0.0733)(0.0826)(0.0668)(0.0588)
NET ASSET VALUE,
END OF YEAR ..............  $1.0000 $1.0000 $1.0000 $1.0000 $1.0000 $1.0000 $1.0000 $1.0000 $1.0000 $1.0000
TOTAL RETURN .............    4.88%   5.33%    3.47%   2.41%   3.07%   5.41%   7.61%   8.60%   6.85%   5.97%
RATIOS/
SUPPLEMENTAL DATA
 Net Assets, End of Year
  (in thousands))......... $229,355 $171,225 $125,651 $135,187 $141,193 $178,741 $252,051 $256,017 $180,130 $137,737
 Ratio of Expenses to
  Average Net Assets(1) ..  0.79%   0.92%    0.95%   0.97%   0.88%   0.93%   0.97%   1.06%   1.01%   1.05%
 Ratio of Net Income to
  Average Net Assets......  4.77%   5.19%    3.39%   2.38%   3.04%   5.33%   7.33%   8.26%   6.68%   5.88%

(1) Ratios of expenses to average net assets include expenses paid indirectly beginning in fiscal year 1995. The ratios before voluntary waiver of certain fees incurred by the Portfolio and expense reimbursements were .89% in 1996, 1.04% in 1995, and 1.04% in 1994, and 1.03% for 1993.

FINANCIAL HIGHLIGHTS
(For a share outstanding throughout each period)
TAX-EXEMPT PORTFOLIO - CLASS A SHARES
                                                            Years Ended December 31,
                                      1996    1995    1994    1993    1992    1991    1990    1989    1988(2)
                                    ------- ------- ------- ------- ------- ------- ------- ------- --------
NET ASSET VALUE,
BEGINNING OF PERIOD...............  $1.0000 $1.0000 $1.0000 $1.0000 $1.0000 $1.0000 $1.0000 $1.0000 $1.0000
 INCOME FROM
 INVESTMENT OPERATIONS
 Net Investment Income............   0.0301  0.0339  0.0235  0.0203  0.0238  0.0410  0.0561  0.0587  0.0381
 Net Realized Gains on Securities.      -    0.0054      -       -      -       -       -       -      -
   Total From Investment Operations  0.0301  0.0393  0.0235  0.0203  0.0238  0.0410  0.0561  0.0587
 Less Distributions
 Dividends (from net investment
    income) ......................  (0.0301)(0.0339)(0.0235)(0.0203)(0.0238)(0.0410)(0.0561)
 Distributions (from capital gains)      -  (0.0054)      -       -       -       -       -       -
    Total Distributions...........  (0.0301)(0.0393)(0.0235)(0.0203)(0.0238)(0.0410)(0.0561)(0.0587)(0.0381)
NET ASSET VALUE, END OF PERIOD ...  $1.0000 $1.0000 $1.0000 $1.0000 $1.0000 $1.0000 $1.0000 $1.0000 $1.0000
TOTAL RETURN .....................    3.05%   4.01%   2.37%   2.06%   2.41%   4.19%   5.77%   6.05%   4.10%
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Period
   (in thousands) ................  $31,974 $30,988 $33,612 $34,513 $32,425 $40,060 $43,379 $25,113  $ 8,031
 Ratio of Expenses to Average
   Net Assets(1) .................    0.57%   0.61%   0.60%   0.50%   0.57%   0.44%   0.24%   0.09%   0.75%
 Ratio of Net Income to Average
   Net Assets ....................    3.01%   3.39%   2.33%   2.03%   2.36%   4.11%   5.60%   5.97%   3.81%

(1) Ratio of expenses to average net assets includes expenses paid indirectly beginning in fiscal 1995. The ratios before voluntary waiver of certain fees incurred by the Portfolio and expense reimbursements were .72% for 1996, .81% for 1995, .76% for 1994, .77% for 1993, .81% for 1992, .78% for 1991,
    .83% for 1990, and .76% for 1989.
(2) Information for 1988 is since the Portfolio's inception on January 28, 1988.
(3) Annualized.

FINANCIAL HIGHLIGHTS
(For a share outstanding throughout each period)
MONEY MARKET PORTFOLIO - CLASS B SHARES

                                              Years Ended    May 2 to
                                              December 31,   Dec. 31,
                                            --------------- ---------
                                              1996    1995    1994(2)
                                            ------- ------- ---------
NET ASSET VALUE, BEGINNING OF PERIOD....... $1.0000 $1.0000 $1.0000
 INCOME FROM INVESTMENT OPERATIONS
 Net Investment Income....................   0.0384  0.0421  0.0184
    Total From Investment Operations......   0.0384  0.0421  0.0184
 LESS DISTRIBUTIONS
 Dividends (from net investment income)...  (0.0384)(0.0421)(0.0184)
    Total Distributions...................  (0.0384)(0.0421)(0.0184)
NET ASSET VALUE, END OF PERIOD ...........  $1.0000 $1.0000 $1.0000
TOTAL RETURN .............................   3.91%   4.30%    2.78%(3)
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Period (in thousands).    $117     $74     $11
 Ratio of Expenses to Average Net Assets(1)  1.69%   1.94%    1.93%(3)
 Ratio of Net Income to Average Net Assets   3.87%   4.19%    3.29%(3)

(1) Ratio of expenses to average net assets includes expenses paid indirectly beginning in fiscal 1995. The ratios before voluntary waiver of certain fees incurred by the portfolio and expense reimbursements were 1.90% in 1996, 2.10% in 1995 and 2.62% in 1994.
(2) From the commencement of offering Class B Shares.
(3) Annualized.

TAX-EXEMPT PORTFOLIO - CLASS B SHARES

                                                Years Ended     May 2 to
                                                December 31,    Dec. 31,
                                               --------------- ---------
                                                 1996    1995    1994
                                               ------- ------- ---------
NET ASSET VALUE, BEGINNING OF PERIOD........   $1.0000 $1.0000 $1.0000
 INCOME FROM INVESTMENT OPERATIONS
 Net Investment Income......................    0.0199  0.0226  0.0097
 Net Gains on Securities
  (both realized and unrealized)............         -  0.0054       -
    Total From Investment Operations........    0.0199  0.0280  0.0097
 LESS DISTRIBUTIONS
 Dividends (from net investment income).....   (0.0199)(0.0226)(0.0097)
 Distributions (from capital gains).........         - (0.0054)      -
    Total Distributions.....................   (0.0199)(0.0280)(0.0097)
NET ASSET VALUE, END OF PERIOD .............   $1.0000 $1.0000 $1.0000
TOTAL RETURN ...............................     2.01%   2.83%  1.45%(3)
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Year (in thousands)...         $2      $1      $1
 Ratio of Expenses to Average Net Assets(1)      1.53%   1.73%  1.66%(3)
 Ratio of Net Income to Average Net Assets       1.99%   2.12%  1.38%(3)

(1) Ratio of expenses to average net assets include expenses paid indirectly beginning in fiscal 1995. The ratios before voluntary waiver of certain fees incurred by the Portfolio and expense reimbursements were 4.22% in 1996, 3.66% in 1995 and 3.61% in 1994.
(2) From the commencement of offering Class B Shares.
(3) Annualized.

THE FUND'S OBJECTIVES

     Composite Research & Management Co., referred to as the "Adviser" in this Prospectus, manages the Fund which is made up of two separate portfolios: Money Market Portfolio and Tax-Exempt Portfolio. The Portfolios' objectives are to maximize current income while, at the same time, preserving capital and maintaining liquidity. They intend to do this by purchasing high-quality investments which mature in 397 days or less with an average maturity of no more than 90 days. Tax-Exempt Portfolio primarily invests in municipal obligations that pay interest which is exempt from federal income tax. These objectives are fundamental and, therefore, cannot be changed without a majority vote of the Portfolio's outstanding shareholders. Because risks are involved, there cannot be any assurance that a Portfolio's objectives will be attained.

INVESTMENT PRACTICES AND RISK FACTORS
     The Adviser intends to achieve the Fund's objectives by following the carefully chosen investment procedures summarized below. Included is information about several relatively complex financial instruments. Because the Portfolios invest in securities backed by banks and other financial institutions, changes in the credit quality of these institutions could cause losses to a Portfolio and affect its share price. The Statement of Additional Information contains details concerning the types, ratings and nature of the investments and the criteria used for evaluation and selection.

MONEY MARKET PORTFOLIO
     This Portfolio invests solely in money market instruments. These are selected from the following five general categories:

1) Obligations issued or guaranteed by the U.S. government, its agencies, or its instrumentalities.
2)  Obligations of U.S. and foreign banks with assets of more than $500 million.
3) Short-term commercial notes issued directly by businesses and banking institutions to finance short-term cash needs. The Portfolio may only purchase notes which have the two highest ratings by Moody's Investors Service, Inc. ("Moody's"), or by Standard & Poor's Corporation ("S&P"); or those issued by companies whose unsecured debt is rated A or better by Moody's or S&P.
4)  Short-term corporate obligations rated A or better by Moody's or S&P.
5)  Short-term repurchase agreements.

TAX-EXEMPT PORTFOLIO
     This Portfolio invests primarily in a diversified selection of short-term, investment-grade municipal obligations, whose income is exempt from federal income tax. Under normal market conditions, the Portfolio attempts to invest solely in these type of obligations. The Portfolio will not invest more than 20% of its assets in obligations that pay interest subject to alternative minimum tax.

     Municipal obligations are debt securities of states, counties, cities, municipal agencies, and other regional districts. The obligations purchased by the Portfolio are rated in the two highest credit categories assigned by the major rating services, e.g. Moody's and S&P. They consist of:
1)  Municipal commercial paper rated Prime-1 or 2 by Moody's or A-1 or 2 by S&P.
2) Municipal notes rated MIG 1 or 2 by Moody's or rated VMIG 1 or 2 in the case of floating or variable rate obligations, or SP 1+ or 1 by S&P.
3) Securities of other tax-exempt mutual funds as temporary investments of cash reserves.
     If not rated, securities purchased by the Portfolio will be of comparable quality to the above ratings as determined by the Adviser under the supervision of the Fund's Board of Directors.
     Short-term municipal notes may include, but are not limited to, tax anticipation notes (TANs), bond anticipation notes (BANs), revenue anticipation notes (RANs) and project notes (PNs), or other forms of short-term municipal loans and obligations.
     When, in the opinion of the Adviser, adverse market conditions exist, the Tax-Exempt Portfolio may adopt a "defensive" strategy. In such cases, it may temporarily invest more than 20% of its assets in taxable money market instruments. These investments must have the quality and maturity characteristics comparable to those for the municipal obligations of the Portfolio, but they would produce income that is not exempt from federal income taxes. The Adviser considers that this would be necessary only under highly improbable circumstances. Taxable investments are limited to:

1)  Obligations of the U.S. government and its agencies and instrumentalities.
2) Corporate commercial paper rated in the highest grade by either Moody's or S&P.
3)  Obligations of U.S. banks belonging to the Federal Reserve System.
4)  Time or demand deposits in U.S. banks.
5) Municipal bonds or any of the previously mentioned investments subject to short-term repurchase agreements.

INVESTMENT RESTRICTIONS

     Although many of the Adviser's decisions depend on flexibility, there are certain principles so fundamental to a Portfolio that they may not be changed without a vote of a majority of the outstanding shares of the that Portfolio.

     IN ADDITION TO OTHER RESTRICTIONS LISTED IN THE STATEMENT OF ADDITIONAL INFORMATION, EACH OF THE PORTFOLIOS MAY NOT:

1)  Invest in common stocks or other equity securities.
2) Borrow money for investment purposes, except that a portfolio may borrow up to 5% of its total assets in emergencies and that it may borrow up to 33 1/3% of such assets to meet redemption requests that would otherwise result in the untimely liquidation of vital parts of its portfolio.

3) Invest more than 5%* of its total assets in the securities of any single issuer, except for the U.S. government, its agencies, or instrumentalities.

4) Invest more than 25%* of its total assets in securities of issuers in any single industry.

   *Percentage at the time investment is made.

WHO WE ARE

     Composite Cash Management Company is a diversified, open-end management investment company. It was incorporated July 2, 1979, under the laws of the State of Washington. The Fund is a "series" company presently consisting of two portfolios.

     ADVISER. The Fund is managed by Composite Research & Management Co., which is referred to as the "Adviser" in this Prospectus.

     The Adviser has been in the business of investment management since 1944. It currently manages more than $2.3 billion for mutual funds and institutional advisory accounts, including more than $1.4 billion within the Composite Group of Funds.
     The Adviser advises the Fund on investment policies and specific investments. Subject to supervision by the Fund's Board of Directors, the Adviser determines which securities are to be bought and sold. These decisions are based on analyses of the economy, sectors of industry, and specific institutions. They are compiled from extensive data provided by some of the country's largest investment firms, in addition to the Adviser's own research.

     DISTRIBUTOR. Murphey Favre, Inc. is the "Distributor" for this Fund. The Distributor is not a bank. Securities offered by it are not deposits nor bank obligations, and they are not backed or guaranteed by a bank nor insured by the FDIC. The value of investments may fluctuate, return on investments is not guaranteed, and loss of principal is possible.
     TRANSFER AGENT. Murphey Favre Securities Services, Inc., which serves as the "Transfer Agent," acts as the Fund's shareholder servicing and dividend disbursing agent.

     THE ADVISER, DISTRIBUTOR AND TRANSFER AGENT, WHOSE ADDRESSES ARE LISTED ON THE BACK COVER, ARE AFFILIATES OF WASHINGTON MUTUAL BANK AND WASHINGTON MUTUAL FSB. THEY ARE ALSO SUBSIDIARIES OF WASHINGTON MUTUAL, INC.

     OTHER IMPORTANT INFORMATION. The Fund has an authorized capitalization of 10 billion shares of capital stock. Both Portfolios offer two classes of shares, which are described in the section concerning "How to buy shares."

     The shares do not have preemptive rights, and none has preference as to conversion, exchange, dividends, retirement, liquidation, redemption or any other feature, except as described in "How to buy shares." The Fund does not normally hold annual shareholder meetings. It may hold shareholder meetings from time to time on important matters. Shares have equal voting rights on corporate matters submitted for shareholder approval, except that each class may vote separately on its distribution plan.

THE COST OF GOOD MANAGEMENT

     Composite Research & Management Co. serves as Adviser under investment management agreements with both Portfolios. The agreements are renewable every year, subject to the approval of the Fund's Board of Directors or the shareholders themselves.
     BEFORE READING THIS SECTION, YOU MAY FIND IT USEFUL TO TURN BACK TO PAGE 3 TO REVIEW THE SUMMARY ON "ANNUAL FUND OPERATING EXPENSES." THAT PROVIDES AN OVERVIEW OF MUCH OF WHAT IS COVERED IN DETAIL HERE.

ADVISORY FEES
     A fee based on a percentage of average daily net assets is paid to the Adviser for its services. This includes investment management and administrative services and the Adviser's function as an agent for the Fund when paying a portion of the fee to the Distributor and Transfer Agent for their services.
     Advisory fees are calculated daily and paid monthly. They are equal to an annual rate of .45% of the average daily net assets of each Portfolio. If the average daily net assets grow to more than $1 billion in either Portfolio, the rate will decrease to .40% with respect to that Portfolio.

DISTRIBUTION PLANS
     The Fund's Board of Directors has approved and monitors a distribution plan that meets the provisions of Rule 12b-1 under the Investment Company Act of 1940. The plan is intended to benefit shareholders by stimulating interest in purchasing shares of the Fund and, thus, providing a consistent flow of investment capital. This allows larger and more diversified holdings, as well as economies of scale.
     CLASS A SHARES. The plan authorizes the Fund to reimburse the Distributor for direct costs of marketing, selling and distributing Class A shares of the Fund, subject to directors' approval. These costs include sales literature and prospectuses (other than those provided to current shareholders), and other costs of sales and marketing, including any state business and occupation tax assessed on the reimbursements.
     The distribution plan allows both Portfolios to reimburse actual Class A distribution costs subject to directors' approval. Reimbursements are not to exceed annual limits of .15% of a Portfolio's average daily net assets attributable to Class A shares. No service fees are paid to dealers for Class A shares.
     CLASS B SHARES. Class B shares of both Portfolios are available only by exchange of Class B shares from other funds within the Composite Group. The plan authorizes both Portfolios to pay the Distributor a distribution fee of .75% of each Portfolio's average daily net assets attributable to Class B shares and a service fee of .25% of such assets. The distribution fee is designed to permit investors to purchase Class B shares without having to pay a front-end sales charge. At the same time, this allows compensation to the Distributor in connection with the sale of Class B shares. The service fee covers account maintenance and other shareholder services.
     The Distributor pays authorized dealers service fees at an annual rate of .25% of the average daily value of Class B shares in the accounts of the dealer or its customers.
     Because the Distributor's distribution fee for Class B shares is not tied directly to its expenses, the amount of compensation may be more or less than its actual expenses. For this reason, the Class B distribution plan may be characterized by the staff of the Securities and Exchange Commission as being a "compensation" plan - in contrast to the Class A "reimbursement" plan. The Fund is not liable for any expenses incurred by the Distributor in excess of the compensation it receives.

TOTAL EXPENSES
     Other operating expenses include fees of directors not employed by the Adviser, Transfer Agent fees, custodial fees, auditing and legal fees, taxes, costs of issuing and redeeming shares, publishing of reports to shareholders, corporate meetings, and other normal costs of running a business.
     The Transfer Agent fees are for shareholder services. You may be required to pay a separate fee if you need special services such as producing and mailing of historical account transcripts.

THE VALUE OF A SINGLE SHARE
     The value of each class of shares of each Portfolio is calculated at the end of each business day of the New York Stock Exchange or at 1:00 p.m. Pacific time, whichever is earlier. That figure is determined separately for each class by adding the value of its securities and other assets - and then subtracting its liabilities. Next, the resulting figure is divided by the number of shares of the class outstanding. That provides the net asset value per share, which is commonly referred to as "NAV."
     The securities in each Portfolio are valued using the amortized cost method by adjusting the cost of each security for amortization of discount or premium and accrued interest (unless unusual circumstances indicate another method of determining fair value should be considered by the Fund's Board of Directors).
     The NAV per share of most mutual funds fluctuates. However, many money market funds, including the Portfolios of Composite Cash Management Company, attempt to maintain the NAV at a constant $1.00 per share.

     Fund shares are not guaranteed nor insured by the U.S. government, and there is no assurance that the $1.00 per share NAV will be maintained.

HOW TO BUY SHARES

     Class A shares of both Portfolios are offered continuously at NAV on any regular business day. THERE IS NO INITIAL OR DEFERRED SALES CHARGE ON CLASS A SHARE PURCHASES. Class B shares are offered only by exchange of Class B shares from another Composite fund. See "Exchanges for other Composite funds."
     You may buy Class A shares through Murphey Favre, Inc. (the Distributor), Washington Mutual Bank, or through selected securities dealers. The Fund's shares may not be available in all states.

     MAIL. Accounts may be opened by mail by sending an application form together with a check for $1,000 or more ($500 or more for IRA accounts) to the address noted below. Application forms are available by requesting one from the same address or by calling the Fund at 1-800-543-8072.
     Composite Cash Management Company
     601 W. Main Ave., Suite 801
     Spokane, Washington 99201-0613

     WIRE TRANSFER. Accounts may be opened even more quickly with a Federal Reserve wire transfer of $1,000 or more. Instructions are available from the Fund offices.

     SUBSEQUENT INVESTMENTS. Subsequent investments should be in amounts of $50 or more.

     SYSTEMATIC INVESTMENT PROGRAM. For your convenience, you may arrange to have monthly purchases automatically deducted from your checking account as part of a systematic investment program. The minimum initial and monthly investments in this program are $50. You can arrange this at the time of your application or you can do it later by talking to your Representative or by calling the Fund.
     EFFECTIVE DATE OF PURCHASE. An order to purchase shares will be entered on the day it is received, if it is received prior to 1:00 p.m. Pacific time. Otherwise it will be entered on the following business day. Purchase orders are effective when payment is received in federal funds or converted to federal funds by the Transfer Agent. This generally occurs within one to two business days, however, checks drawn on banks that are not members of the Federal Reserve System may take longer to convert into federal funds. The investment will earn income starting the day following its effective date.
     OTHER INFORMATION. The Funds and the Distributor reserve the right to refuse an order to buy shares.
     In  the  interest  of  economy  and   shareholder   convenience,   physical
certificates representing Fund shares will only be issued upon written request to the Fund or by request from your Representative. Draft writing and certain other withdrawal options are not available for certificated shares.

DISTRIBUTION OF INCOME
     Both Portfolios distribute dividends from investment income daily. Net investment income is the difference between interest earned on Portfolio securities and expenses.

     Dividends are reinvested in additional shares at the NAV each day. In effect, this compounds an investor's income daily. Dividends are earned on the day of withdrawal, not the day of purchase. You may request to have dividends deposited to a pre-authorized bank account or paid by check each month. If you've chosen to receive dividends in cash and the U.S. Postal Service cannot deliver your check, the Fund reserves the right to reinvest your check and to automatically reinvest subsequent dividends in your account. The Fund may also automatically reinvest dividends of $10 or less.

INCOME TAXES ON DIVIDENDS

     Here  is  important  information  on  tax  provisions  that  relate  to the
Portfolios:
     MONEY MARKET PORTFOLIO. You are responsible for federal income tax (and state and local income taxes, if applicable) on dividends from this Portfolio. Generally, dividends paid by the Portfolio are taxable as ordinary income.
     Of course, if your shares are in an IRA or other qualified retirement plan, you will not have to pay tax on the reinvested amount until funds are withdrawn.
     TAX-EXEMPT PORTFOLIO. Tax-exempt interest earned by this Portfolio retains its tax-advantaged status when it is passed on by the Fund to investors. However, the federal exemption may not result in exemption from state and local taxes. A portion of the income may be subject to alternative minimum tax. Please consult your tax advisor for more information.

     Interest income earned by the Portfolio from any investments that are not tax-exempt is taxable to you as ordinary income. (For information on how this could happen, please see the closing segment of "How we plan to reach our objectives.") The same is true for income from any short-term capital gains.
     BOTH PORTFOLIOS. Shortly after the end of each year, the Fund will advise you of the tax status of the dividends from your individual Portfolio. Most of the Fund's income is expected to consist of interest.

     Each Portfolio complies with provisions of the Internal Revenue Code applicable to regulated investment companies and distributes its taxable income accordingly. Because of this, the Fund does not anticipate being subject to federal income or excise taxes on earnings they distribute to shareholders.
     Because of tax law requirements, you must provide the Fund with an accurate and certified Social Security number or taxpayer identification number to avoid the 31% "backup" withholding tax.

EXCHANGES FOR OTHER COMPOSITE FUNDS
     You may exchange shares of any Composite fund for the same class of shares of any other Composite fund. In addition to the Portfolios described in this Prospectus, there are Composite funds that invest in other types of securities, including: stocks, a balance between stocks and bonds, income-generating securities, tax-exempt bonds, and U.S. government securities.
     Contact your Representative or the Fund offices to request a prospectus for the Composite funds that interest you. You may arrange for automatic monthly exchanges which are subject to the minimum investments allowed for systematic investment plans of the acquired fund.
     Exchanges are made at the prevailing NAV of the shares being exchanged. Any contingent deferred sales charge on the subsequent sale of Class B shares acquired by exchange will be based on the schedule applicable to the shares given in exchange. Shares exchanged from Composite Cash Management Company will be subject to the acquired fund's sales charge unless the shares given in exchange were previously exchanged from a Composite fund that imposes an initial or contingent deferred sales charge. Sales charges are fully explained in the applicable fund's prospectus.
     All exchanges are subject to the minimum investment requirements of the Composite fund being acquired and to its availability for sale in your state of residence. The Fund reserves the right to refuse any order for the purchase of shares, including those by exchange. In particular, a pattern of exchanges that coincides with a "market timing" strategy may be disruptive to the Fund and, consequently, may be disallowed.

HOW TO SELL SHARES
     You may redeem shares at any time. Requests received by 1:00 p.m. Pacific time will result in redemption of shares on the next business day. Several alternatives are available to you:

     DRAFTS. For withdrawals of $500 or more, you may write drafts that are similar to checks. This option is available for Class A shares and is selected by filling out the appropriate section of the account application or by contacting the Fund offices or your Representative.
     TELEPHONE. You may authorize telephone transactions on your Fund account application or by contacting the Fund offices or your Representative.
     Provided you have pre-authorized these transactions, you may redeem or exchange shares by telephoning 1-800-543-8072. You may also request these transactions through your Representative. Proceeds may be directed to a pre-authorized bank or brokerage account or to the address of record for the account.

     It may be difficult to reach the Fund offices by telephone during periods of unusual economic or market activity. Please be persistent if this occurs. The Transfer Agent is committed to extending its availability beyond regular 7 a.m. to 6 p.m. (Pacific time) customer service hours during such periods. Calls requesting telephone redemption or exchanges during periods of unusual market activity that are received after business hours will be recorded and returned in the order they were received.

     For protection, telephone instructions are verified. This is done by requesting personal shareholder information, providing written confirmation of each telephone transaction, and recording telephone instructions. The Transfer Agent may require a Letter of Authorization, other documents, or authorization from your Representative to initiate telephone redemptions of $25,000 or more that are not directed to your pre-authorized bank or brokerage account. All transactions are reflected on shareholder statements. If reasonable procedures are used, neither the Transfer Agent nor the Fund will be liable for following telephone instructions which they reasonably believe to be genuine. Shareholders assume the risk of any losses in such cases. However, the Transfer Agent or the Fund may be liable for any losses because of unauthorized or fraudulent telephone instructions if reasonable procedures are not followed.
     WRITTEN REQUEST. Redemptions also may be requested by writing the Fund offices. Written requests may require a signature guarantee, as discussed below, and the return of any outstanding stock certificates. Changes in pre-authorized redemption instructions or your account registration also require signature guarantees. For your protection, the signature(s) must be guaranteed by an officer of a U.S. bank belonging to the Federal Reserve System, a member of the Stock Transfer Association Medallion Program, or a member of the National Association of Securities Dealers.
     PROMPT PAYMENT. Payment normally will be made on the next business day after the transaction, but no later than seven days after unless you recently purchased Fund shares by check. In that case, redemption proceeds may be delayed until the Transfer Agent is reasonably satisfied that the check has been collected. Generally this occurs within 14 days. Redemption proceeds will be sent by check or Automated Clearing House transfer to your bank account without charge. Wire redemption proceeds may be subject to a $10 fee. The receiving bank also may charge a fee.

     SYSTEMATIC WITHDRAWAL PLAN. Shareholders may choose to receive specific cash withdrawals on a periodic basis. A $5,000 minimum balance is required to establish a systematic withdrawal plan in a Fund account. Shares of the Fund will be redeemed to provide the requested payment. Naturally, withdrawals that continually exceed dividend income will eventually exhaust the account.

     Class B shareholders may use a systematic withdrawal plan to redeem up to 12% annually of the value of the Fund account, measured at the time the plan is established, without incurring a contingent deferred sales charge.
     OTHER CONSIDERATIONS. It is costly to maintain small accounts. Because of this, an account may be closed after 90 days advance, written notice if the total account value falls below $700 ($500 in an IRA account) when any transfer or redemption is made. Shares will be redeemed at the closing NAV on the day the account is closed. To prevent an account closure, investors may increase holdings to a minimum of $700 during the 90-day grace period.

IRAS AND OTHER TAX-SHELTERED RETIREMENT PLANS (MONEY MARKET PORTFOLIO ONLY)
     Money Market Portfolio shares may be appropriate for many retirement plans, including IRAs. Retirement plan contributions are tax-deductible in some cases, and earnings compound on a tax-deferred basis until withdrawn.

     From time to time, Murphey Favre or its affiliates may offer "IRA bonuses" on IRA rollovers and transfers to IRA accounts maintained by them. The Fund does not pay any portion of these bonuses. The products purchased through these rollovers and transfers may include the Composite Group of Funds.

     Information about IRAs and other qualified retirement plans is available from the Fund offices or your Representative.

CALCULATION OF YIELDS.
     From time to time, either Portfolio may advertise its yield and effective yield.
     YIELD. The "yield" refers to the income generated by an investment in the Portfolio over a seven-day period that is identified in the advertisement. The income is then annualized. That amount then is shown as a percentage of the total investment.
     EFFECTIVE YIELD. The "effective yield" is calculated similarly. However, when it is annualized, the income is assumed to be reinvested, and it will show growth from compounding. The effective yield will be higher than the yield because of this assumed compounding.

     TAX-EQUIVALENT YIELD. For the Tax-Exempt Portfolio, you may want to calculate the tax-equivalent yield. That will show you the yield you would need to receive from a taxable investment to reach the same earnings level as this Portfolio. Here is how to do that: First, subtract your income tax rate from
1.0. Second, divide the Tax-Exempt Portfolio's stated yield or effective yield by your answer to the first step. For example, to calculate a tax-equivalent yield at a 36% tax rate, divide the Portfolio's yield by .64.
     OTHER INFORMATION. Each Portfolio will include yields of each class of shares in any advertisement or promotional material presenting performance data for that Portfolio. The Portfolios also may quote performance results from recognized services and publications which monitor the performance of mutual funds. Included, too, may be comparisons of their performance with various published historical indices.
     THE FUND'S YIELDS ARE NOT FIXED, NOR IS THE PRINCIPAL GUARANTEED. ANNUALIZATION OF RATES SHOULD NOT BE INTERPRETED AS AN INDICATION OF THE FUND'S ACTUAL PERFORMANCE IN THE FUTURE. THE FUND DOES NOT INTEND ANY SUCH REPRESENTATION.

REPORTS TO SHAREHOLDERS
     Shareholders   receive   semiannual  and  annual  reports.   The  financial
statements   included  in  the  annual   reports  are  audited  by   independent
accountants.

     Shareholders whose accounts are directly with the Fund also receive statements at least quarterly. These statements show account transactions, the total number of shares owned, and any dividends or distributions paid. Shareholders also receive written confirmation at least once a month reflecting each transaction which is not a dividend reinvestment, systematic investment program purchase, or systematic withdrawal plan redemption.

WE'RE HERE TO HELP YOU
     Any inquiries you may have about this Fund or your account should be directed to the Fund at the address or telephone number on the front page and back cover of this Prospectus. We will be glad to answer your questions.


                    For further information, please contact:
                                  FUND OFFICES
                          601 W. Main Avenue, Suite 801
                             Spokane, WA 99201-0613
                              Phone: (509) 353-3550
                            Toll free: (800) 543-8072

                                     ADVISER
                       Composite Research & Management Co.
                          1201 Third Avenue, Suite 1400
                             Seattle, WA 98101-3015

                                   DISTRIBUTOR
                               Murphey Favre, Inc.
                          1201 Third Avenue, Suite 780
                             Seattle, WA 98101-3015

                                    CUSTODIAN
                        Investors Fiduciary Trust Company
                               127 W. 10th Street
                           Kansas City, MO 64105-1716

                         INDEPENDENT PUBLIC ACCOUNTANTS
                             LeMaster & Daniels pllc
                       601 W. Riverside Avenue, Suite 800
                             Spokane, WA 99201-0614

                                     COUNSEL
                   Paine, Hamblen, Coffin, Brooke & Miller llp
                        717 W. Sprague Avenue, Suite 1200
                             Spokane, WA 99204-0464

                               BOARD OF DIRECTORS
                             Wayne L. Attwood, M.D.
                                Kristianne Blake
                                 Anne V. Farrell
                                Michael K. Murphy
                                William G. Papesh
                               Daniel L. Pavelich
                                   Jay Rockey
                                Richard C. Yancey


                                    COMPOSITE
                                      CASH
                                   MANAGEMENT
                                     COMPANY

                                  MONEY MARKET
                                    PORTFOLIO

                                   TAX-EXEMPT
                                    PORTFOLIO


                                   PROSPECTUS


                                    APRIL 30,
                                      1997

                                                                  STATEMENT OF
                                                                  ADDITIONAL
                                                                  INFORMATION
                                                                  APRIL 30, 1997


                        COMPOSITE CASH MANAGEMENT COMPANY
           A Money Market Fund Designed to Meet Several Investor Goals

                          601 W. Main Avenue, Suite 801
                             Spokane, WA 99201-0613
                             Telephone: 509-353-3550
                             Toll free: 800-543-8072

Composite Cash Management Company (the "Fund") aims to enable investors to meet several short-term goals by providing a series of two separate portfolios, each with different investment objectives. Each Portfolio offers two classes of shares. Class A shares are offered directly to the public or via exchange of Class A shares from other funds within the Composite Group. Class B shares are offered only by exchange of Class B shares from other Composite funds. The portfolios are:

MONEY MARKET PORTFOLIO: Investing in high-quality money market instruments for maximum current income, while preserving capital and allowing liquidity.

TAX-EXEMPT   PORTFOLIO:   Investing  in   high-quality,   short-term   municipal
obligations for maximum current income exempt from federal income tax, while preserving capital and allowing liquidity.

Individual portfolio investments, carefully chosen to fulfill the different objectives, are adjusted in accordance with management's evaluation of changing market risks and economic conditions.

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS. IT SHOULD BE READ IN CONJUNCTION WITH THE FUND'S PROSPECTUS DATED APRIL 30, 1997, WHICH CAN BE OBTAINED WITHOUT CHARGE BY CONTACTING THE FUND AT THE ABOVE ADDRESS.


                                TABLE OF CONTENTS
                                    PAGE                                  Page

The Fund and Its Management          2-7    Investment Practices         15-18
Distribution Services                7-9    Investment Restrictions      18-19
How Shares Are Valued                 9     Performance Information      19-21
How Shares Can Be                           Brokerage Allocations and
    Purchased                        10       Portfolio Transactions     21-22
Redemption of Shares                10-11   General Information          23-24
Exchange Privilege                  11-12   Financial Statements and
Services Provided by the Fund       12-13     Reports                     24
Tax-Sheltered Retirement Plans      13-14   Appendix A                    25
Dividends, Capital Gain                     Appendix B                   26-28
    Distributions and Taxes         14-15

THE FUND AND ITS MANAGEMENT

THE INVESTMENT ADVISER

As discussed under "Who We Are" in the prospectus, Composite Cash Management Co. (the "Fund") is managed and investment decisions are made under the supervision of Composite Research & Management Co. (the "Adviser"). Decisions to buy, sell, or hold a particular security are made by an investment team of the Adviser, subject to the control and final direction of the Fund's Board of Directors.

Composite Research & Management Co. is Adviser for the eight investment companies (currently 11 separate portfolios) in the "Composite Group," namely:
Composite Bond & Stock Fund, Inc.; Composite Equity Series, Inc.; Composite Income Fund, Inc.; Composite Tax-Exempt Bond Fund, Inc.; Composite Cash
Management Company; Composite U.S. Government Securities, Inc.; Composite Northwest Fund, Inc.; and Composite Deferred Series, Inc. The Adviser also provides investment advice to institutional clients.

INVESTMENT MANAGEMENT SERVICES

Advisory fees and services performed by the Adviser are discussed under "The Cost of Good Management" in the prospectus. The investment management agreements (the "Agreements") between the Fund and the Adviser require the Adviser to furnish suitable office space, research, statistical and investment management services to the Fund. It was approved by the Fund's shareholders and will continue if approved at least annually by the Fund's Board of Directors (including a majority of the directors who are not parties to the Agreements) by votes cast in person at a meeting called for the purpose of voting on such approval; or by vote of a majority of the outstanding shares of the respective Portfolio. The Agreements can be terminated by either party on sixty (60) days' notice, without penalty, and each provides for automatic termination upon its assignment.

Under the provisions of the Investment Company Act of 1940 and as used elsewhere in the prospectus and this statement of additional information, the phrase "vote of the majority of the outstanding shares of the Fund" means the vote at any meeting of shareholders of (a) 67% or more of the shares present at such meeting if the shareholders of more than 50% of the outstanding shares are present or represented by proxy; or (b) more than 50% of the outstanding shares, whichever is less.

In payment for its services, the Adviser receives a monthly fee from each Portfolio equal to .45% per annum computed on average daily net assets of the first $1 billion and .40% on assets in excess of $1 billion. Prior to July 1, 1995, the fee was .50% of average daily net assets. Fees paid to the Adviser during the fiscal years ended December 31, 1996, 1995, and 1994 for the Money Market Portfolio were $916,867, $688,617, and $635,990, respectively. Fees paid during 1996, 1995, and 1994 for the Tax-Exempt Portfolio were $139,482, $143,292, and $168,779, respectively.

The Agreements require that, should the expenses of either Portfolio (excluding taxes, interest, portfolio brokerage and the .75% Class B Distribution fee) exceed in any fiscal year 1.5% of the average net assets of the Portfolio up to $30 million and 1% of average net assets over $30 million, it will reimburse the Portfolio for such excess. No reimbursements were required by these Agreements during 1996, 1995, and 1994.

Under the terms of the Agreements, the Portfolios are required to pay fees of directors not employed by the Adviser or its affiliates, custodial expenses, brokerage fees, taxes, auditing and legal expenses, costs of issue, transfer, registration or redemption of shares for sale; costs relating to disbursement of dividends, corporate meetings, corporate reports, and the maintenance of the Fund's corporate existence.

The Adviser, Transfer Agent, and Distributor jointly agreed to reimburse the Tax-Exempt Portfolio for a portion of its expenses during 1996, 1995, and 1994. Such reimbursements and waivers may continue at their discretion. Additionally, effective September 1, 1995, the Transfer Agent agreed to waive shareholder servicing fees for accounts below $1,000 and the Distributor reimbursed printing and postage expenses attributable to these accounts. The Money Market Portfolio's expense waivers and reimbursements totaled $202,612 during 1996. Amounts waived and reimbursed to the Tax-Exempt Portfolio for the years ended December 31, 1996, 1995, and 1994 totaled $47,274, $57,104, and $55,629, respectively.

Investment decisions for the Fund are made independently of those for other funds in the Composite Group. However, the Adviser may determine that the same security is suitable for more than one of the funds. If more than one of the funds is simultaneously engaged in the purchase or sale of the same security, the transactions are allocated as to price and amount in accordance with a formula considered to be equitable to each. It is recognized that in some cases this system could have a detrimental effect on the price or volume of the security as far as the Fund is concerned. In other cases, however, it is believed that the ability to participate in volume transactions may provide better executions for the Fund. It is the opinion of the Fund's Board of Directors that these advantages, when combined with the personnel and facilities of the Adviser's organization, outweigh possible disadvantages which may exist from exposure to simultaneous transactions.

The Fund has adopted a code of ethics which is intended to prevent access persons from conducting personal securities transactions which interfere with Fund portfolio transactions or otherwise take unfair advantage of their relationship with the Fund. In general, the personal securities transactions of individuals with access to information regarding Fund portfolio transactions must be pre-cleared by the Adviser's Compliance Officer and must not occur when similar transactions are contemplated by the Fund.

GLASS-STEAGALL

The Glass-Steagall Act, among other things, generally prohibits member banks of the Federal Reserve System from engaging to any extent in the business of issuing, underwriting, selling or distributing securities and generally prohibits management interlocks and affiliations between member banks and companies engaged in certain activities. In a Statement of Policy dated September 1, 1982, the Federal Deposit Insurance Corporation concluded that the investment restrictions of the Glass-Steagall Act do not apply to banks or their affiliates if the banks are not members of the Federal Reserve System. Washington Mutual Bank is not a member bank. The Adviser has advised the Fund that, in its view, the Glass-Steagall Act does not prohibit the activities of the Adviser and that it may perform the services for the Fund contemplated by the Investment Management Agreements without violation of the Glass-Steagall Act or other applicable banking laws or regulations.

DIRECTORS AND OFFICERS OF THE FUND

The Fund's Board of Directors is elected by its shareholders. Interim vacancies may be filled by current directors so long as at least two-thirds were previously elected by shareholders. The Board has responsibility for the overall management of the Fund, including general supervision and review of its investment activities. The directors, in turn, elect the officers of the Fund who are responsible for administering the day-to-day operations. Directors and officers hold identical positions with each of the funds in the Composite Group. Directors and officers of the Fund and their business experience for the past five years are set forth below. Unless otherwise noted, the address of each executive officer is 601 W. Main Avenue, Suite 801, Spokane, Washington 99201-0613.

WAYNE L. ATTWOOD, MD
  Director
  2931 S. Howard
  Spokane, Washington 99203

Dr. Attwood is a retired doctor of internal medicine and gastroenterology in Spokane, Washington.

KRISTIANNE BLAKE
  Director
  705 W. 7th, Suite D
  Spokane, Washington 99204

Mrs. Blake is president of Kristianne Gates Blake, PS, an accounting services firm specializing in personal financial planning and tax planning.

*ANNE V. FARRELL
  Director
  425 Pike Street, Suite 510
  Seattle, Washington 98101

Mrs. Farrell is president and CEO of The Seattle Foundation (a charitable foundation). In addition, she serves as a director of Washington Mutual, Inc.


*MICHAEL K. MURPHY
  Director
  PO Box 3366
  Spokane, Washington 99220-3366

Mr. Murphy is Chairman and CEO of CPM Development Corporation (a holding company which includes Central Pre-Mix Concrete Company). In addition, he serves as a director of Washington Mutual, Inc.

*WILLIAM G. PAPESH
  President and Director

Mr. Papesh is president and a director of the Adviser and Transfer Agent, and an executive vice president and a director of the Distributor.

DANIEL L. PAVELICH
  Director
  Two Prudential Plaza
  180 North Stetson Avenue, Suite 4300
  Chicago, Illinois  60601

Mr. Pavelich is Chairman and CEO of BDO Seidman, a leading national accounting and consulting firm.

JAY ROCKEY
  Director
  2121 - Fifth Avenue
  Seattle, Washington 98121

Mr. Rockey is Chairman and CEO of The Rockey Company (a regional public relations firm).


RICHARD C. YANCEY
  Director
  535 Madison Avenue
  New York, New York 10022

Mr. Yancey is senior advisor to Dillon, Read & Co., Inc. (a registered broker-dealer and investment banking firm), New York, New York.

*These directors are "interested persons" of the Fund as that term is defined in the Investment Company Act of 1940 because they are either affiliated persons of the Fund, its Adviser, or Distributor.

GENE G. BRANSON
  Vice President
  Suite 780
  1201 Third Avenue
  Seattle, Washington 98101

Mr. Branson is a senior vice president and director of the Distributor and Transfer Agent and a vice president and director of the Adviser.

MONTE D. CALVIN, CPA
  Vice President and Treasurer

Mr. Calvin is an executive vice president of the Transfer Agent and serves as the chief financial officer of the Fund.


KERRY K. KILLINGER
  Executive Vice President
  Suite 1501
  1201 Third Avenue
  Seattle, Washington  98101

Mr. Killinger is president, chairman of the board, and chief executive officer of Washington Mutual, Inc. and a director of the Adviser, Distributor, and Transfer Agent.

JEFFREY L. LUNZER, CPA
  Assistant Treasurer

Mr. Lunzer is a vice president of the Transfer Agent.

CONNIE M. LYONS
  Assistant Secretary

Ms. Lyons is an employee of the Transfer Agent.

DOUGLAS D. SPRINGER
  Vice President
  Suite 780
  1201 Third Avenue
  Seattle, Washington 98101

Mr. Springer is president and a director of the Distributor and a director of the Adviser and the Transfer Agent.

JOHN T. WEST, CPA
  Secretary

Mr. West is a vice president of the Transfer Agent.

The Fund paid no remuneration to any of its officers, including Mr. Papesh and Mr. Sahlin, during the year ended December 31, 1996. The Fund and other Funds within the Composite Group paid directors' fees during the year ended December 31, 1996, in the amounts indicated below.

                          MONEY MARKET        TAX-EXEMPT              TOTAL
DIRECTOR                   PORTFOLIO           PORTFOLIO            COMPLEX (1)
                         --------------      ------------          -------------
Wayne L. Attwood, MD         $1,265             $1,265               $15,000

Kristianne Blake             $1,265             $1,265               $15,000

Edwin J. McWilliams          $1,265             $1,265               $15,000

Jay Rockey (2)               $1,265             $1,265               $15,000

Richard C. Yancey            $1,178             $1,178               $14,000

(1) Each director serves in the same capacity with each Fund within the Composite Group (eight companies) comprising 11 individual investment portfolios.

(2) Mr. Rockey is Chairman and CEO of The Rockey Company, a public relations firm which has received revenue from the Funds and Washington Mutual, Inc., parent company of the Adviser and Distributor, during the 1996 fiscal year.

As of March 31, 1997, officers, directors and their immediate families as a group owned of record and beneficially 2,598,452 shares of Money Market Portfolio and 326,223 shares of Tax-Exempt Portfolio which in both cases amounted to 1% of the outstanding shares of the respective Portfolio. On that date no individual owned of record or beneficially more than 5% of the outstanding voting securities in either Portfolio.

Kristianne Blake, *Anne V. Farrell, *Michael K. Murphy, and Daniel L. Pavelich serve as members of the Board's audit committee. The committee meets periodically with the Fund's independent accountants and officers to review accounting principles used by the Fund and the adequacy of the Fund's internal controls.

The investment committee performs interim functions for the Board of Directors of the Fund including dividend declaration and portfolio pricing matters. Members are *Anne V. Farrell, *Michael K. Murphy, and Richard C. Yancey.

The valuation committee is comprised of any two directors or officers of the Fund and one or more portfolio managers, as designated by the Fund chairman, president or vice president/treasurer of the Fund. The committee is called upon to value any security held by the Fund whenever the security cannot otherwise be valued under the Fund's guidelines for valuation.

Responsibilities of the Board's nominating committee include preparing for and recommending replacements for any vacancies in directors' positions and initial review of policy issues regarding the size, composition, and compensation of the Board. Members of the nominating committee are Wayne L. Attwood, MD, Daniel L. Pavelich, and Jay Rockey. The Board's distribution committee is responsible for reviewing distribution activities and 12b-1 expenditures to determine that there is a reasonable likelihood the 12b-1 plan will benefit the Fund and its shareholders. The committee meets at least annually and is responsible for making recommendations to the Board regarding renewal or changes to the distribution plan. Committee members are Wayne L. Attwood, MD, Kristianne Blake, Jay Rockey, and Richard C. Yancey.

*These directors are "interested persons" of the Fund as that term is defined in the Investment Company Act of 1940, because they are either affiliated persons of the Fund, its Adviser, or Distributor.

DISTRIBUTION SERVICES

12b-1 PLAN

As discussed in the prospectus under "The Cost of Good Management," the directors of the Fund have approved a plan for both classes of shares (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940 which provides that investment companies may pay distribution expenses, directly or indirectly, according to a plan adopted by the Fund's Board of Directors.

Under the Plan, the Fund may reimburse Murphey Favre, Inc. (the "Distributor") for Class A distribution expenses, including the cost of printing and distributing prospectuses (to other than current shareholders), statements of additional information and other promotional and sales literature, compensation to sales personnel for their services, and reimbursement to the Distributor for the direct and indirect cost of furnishing services of its personnel to assist in the entire distribution process but excluding general and administrative expenses.

The annual reimbursement allowed by the Plan and authorized by directors for such Class A distribution expenses may not exceed .15% of the Fund's average daily net assets attributable to Class A shares. Distribution expenses incurred in the Money Market Portfolio in 1996 were .01% of average daily net assets. No distribution expenses were incurred by the Tax-Exempt Portfolio. Directors accepted a proposal by the Distributor to limit distribution expenses to .07% in the Money Market Portfolio but reserve the right to increase future expenses to the maximum limit. The Money Market Portfolio reimbursed the Distributor $20,720 for distribution expenses incurred on behalf of the Portfolio during 1996. Of this amount, $8,115 was paid for printing and $12,605 was for other distribution-related expenses. During 1995 and 1994, the Money Market Portfolio reimbursed the Distributor $8,754 and $29,207, respectively.

Under the Plan, the Fund compensates the Distributor with a distribution fee at an annual rate of .75% of the Fund's average daily net assets attributable to Class B shares and a service fee at an annual rate of .25% of such assets. During 1996, the Money Market and Tax-Exempt Portfolios compensated the Distributor $1,270 and $16, respectively, for the sale of Class B shares. During 1995, the Money Market and Tax-Exempt Portfolios compensated the Distributor $702 and $11, respectively, for the sale of Class B shares.

Under the Plan, the Fund will report at least quarterly to its Board of Directors the amounts and purposes of all distribution expense payments. During the continuance of the Plan, as required by Rule 12b-1, the selection and nomination of the independent directors of the Fund will be at the discretion of the independent directors then in office.

The Plan has been approved unanimously by the directors of the Fund, including a majority of the independent directors who have no direct or indirect interest in the Plan, and by the Distributor. The Plan will remain in effect for one year, may be terminated at any time by a vote of a majority of the independent directors or by a vote of a majority of the outstanding voting securities of the Fund, and may be renewed from year to year thereafter only if approved by a vote of independent directors. In approving the Plan and submitting it to shareholders, directors of the Fund determined, in the exercise of their business judgment and in light of their fiduciary duties as directors, that there is a reasonable likelihood that the Plan will benefit the Fund and its shareholders. All material amendments to the Plan must be approved by a vote of the Fund's Board of Directors, including independent directors, and by shareholders. The Plan will be renewed only if the directors make a similar determination for each subsequent year of the Plan.

DISTRIBUTOR

The Distributor purchases shares of each Portfolio's capital stock in a continuous offering to fill orders placed with it by investors and investment dealers. It purchases and resells shares at net asset value in accordance with terms of the Distribution Contract with the Fund. The Distributor acts in a similar capacity for all other funds in the Composite Group.

The Distributor has not received any earnings or profits from the redemption of Class A shares. During the fiscal year ended December 31, 1996, the Distributor received contingent deferred sales charge payments of $5,275 and $0 upon redemption of Class B shares of the Money Market Portfolio and Tax-Exempt
Portfolio, respectively. No brokerage fees were paid by the Fund to the Distributor during the year, but the Distributor may act as broker on portfolio purchases and sales should it become a member of a securities exchange.

The Fund bears the cost of registering its shares with federal and state securities commissions and printing of prospectuses and statements of additional information used for its shareholders. The Distributor pays for information intended for potential shareholders but may be reimbursed by the Fund under the Distribution Plan for such expenses applicable to Class A shares.

TRANSFER AGENT

Murphey Favre Securities Services, Inc. (the "Transfer Agent") furnishes necessary personnel and other transfer agent services required by the Fund. The Shareholders Service Contract was originally approved by shareholders.

The Money Market Portfolio paid the sums of $410,863, $268,265, and $259,630, during 1996, 1995, and 1994, respectively, for these services. During the 1996, 1995, and 1994 fiscal years, the Tax-Exempt Portfolio paid $26,696, $32,355, and $37,138, respectively, for these services.

At the  date of this  Statement  of  Additional  Information,  each  Portfolio's monthly shareholder servicing fee was $1.85 per account for the first 25,000 accounts, $1.55 per account thereafter for Class A accounts and $1.95 per account for the first 25,000 Class B accounts and $1.65 per each Class B account thereafter. The Transfer Agent has agreed to waive its fees for all accounts with a balance of under $1,000. All requests for transfer of shares should be directed to the Fund or to the Transfer Agent.

HOW SHARES ARE VALUED

Please see "How Shares are Valued" in the prospectus for more information. (See "Appendix A" for a specimen price make-up sheet).

Management of the Fund has designed procedures which it believes will stabilize each Portfolio's net asset value per share for the purposes of distribution, redemption, and repurchase at a single value of $1.00. In the event that, on any business day, either Portfolio's net asset value per share substantially deviates (exceeds 1/2 of 1 percent) from $1.00, that Portfolio will (in lieu of reducing the net asset value below $1.00 per share) apply net income to the extent available and, if not sufficient, that Portfolio will reduce the number of shares outstanding in order to maintain a net asset value per share of $1.00. Investment securities are valued at cost as adjusted for amortization of premiums and discounts where applicable. The Board of Directors regularly and routinely monitors amortized cost value assigned to these securities to insure that carrying value approximates market valuation.

HOW SHARES CAN BE PURCHASED

Information concerning the purchase of shares is discussed under "How to Buy Shares" in the prospectus. Shares in each class of each Portfolio are sold in a continuous offering at a net asset value of $1.00 per share on any regular business day. There is no initial sales charge on Class A shares. Class B shares are available only by exchange of Class B shares of another Composite fund. Class B shares may be subject to a contingent deferred sales charge for shares purchased by exchange as discussed in the prospectus.

Investments made by an agent or fiduciary (such as a bank trust department, investment adviser, broker or employee benefit or retirement plan) pursuant to a periodic investment plan may have the minimum purchase requirements on initial and subsequent investments waived. The Fund further intends to waive the minimum purchase requirements for directors, officers and employees of Washington Mutual, Inc. and its affiliates (including the Adviser, the Distributor, and the Transfer Agent), as well as directors and officers of the Fund, or to any trust, pension, profit-sharing or other benefit plan for such persons. The foregoing privilege also will be extended to directors, officers and employees (including their benefit plans), of other companies which enter into selling arrangements with the Distributor. Persons may also invest in the Fund by purchasing shares with the assistance of non-affiliated broker-dealers, who may charge a fee to investors for their service. All investments will be credited to investors' accounts in full and fractional shares carried to the second decimal place. Composite Cash Management Company reserves the right to reject any order. Certificates for full shares will be issued at no cost upon written request only. No certificates will be issued to accounts having telephone redemption or draft (check) writing privileges.

REDEMPTION OF SHARES

Investors may withdraw all or any portion of collected funds credited to their account in the Fund at any time. Such withdrawal constitutes a redemption of shares which will occur at the net asset value of $1.00 after receipt of the redemption request at the Fund office prior to 1:00 p.m. Pacific time as described below.

DRAFT (CHECK) WITHDRAWAL

Investors may elect to withdraw funds from their account by writing drafts (similar to checks) on an account established by the Distributor. The Distributor shall have the right to select the bank at which the account will be maintained. This arrangement does not establish an account for investors with the depository institution.

Investors must indicate their preference for the draft-writing privilege on the new account application or other forms required by the Transfer Agent. All drafts must be signed exactly as the account is registered. Joint registrants may authorize one registrant to sign.

Upon request, the Fund will provide each investor with forms of drafts which may be made payable in any amount of $500 or more. Investors using the drafts to make withdrawals from the account will continue to earn income on the amount of the draft until the item is presented to the Fund. Processing of these drafts will be subject to the rules and regulations of the bank maintaining the account.

Draft-writing will constitute instruction and authorization to the Fund, as agent, to withdraw the indicated amounts from the investor's account. All drafts presented are subject to the approval of the Fund and will not be paid unless the investor's account has sufficient collected balances. The bank maintaining the account will not provide immediate cash for drafts presented by investors, and clearance time may be as much as ten business days. Although other banks receiving a draft for deposit generally will process it as a regular check, they also may not provide immediate credit.

There is currently no charge for the maintenance of this draft privilege, but the Fund reserves the right, at any time and without notice, to impose charges or to terminate this privilege.

GENERAL REDEMPTION INFORMATION

Investors may withdraw all or any portion of their account upon written request and upon the return of any outstanding stock certificates to the Fund. Signatures on the request must correspond with those on the account application and must be guaranteed by an officer of a member bank of the Federal Reserve System, a member of the Stock Transfer Association Medallion Program, or a member firm of the National Association of Securities Dealers. Withdrawals may also be made by telephone, as discussed in the prospectus. Payment will normally be made the day following the effective date of the request.

In each of the above cases, sufficient full and fractional shares will be redeemed to cover the amount of money withdrawn. Accounts registered in the name of institutions, corporations, and fiduciaries may require additional documentation prior to any withdrawal. Please contact the Fund if your account is carried in one of these registration forms.

Investors should be certain that adequate shares and collected balances are in their account to cover any redemption request. Requests for the withdrawal of amounts in excess of account balances will be automatically dishonored. Purchases made by cashier's check, certified funds, or bank wire are available for immediate redemptions.

The right of redemption may be suspended or the date of payment postponed: (a) during any period when the New York Stock Exchange is closed (other than customary weekend and holiday closings); (b) when trading in the markets the Fund normally utilizes is restricted, or an emergency exists as determined by the Securities and Exchange Commission so that disposal of the Fund's investments or determination of its Portfolio's net asset value is not reasonably practicable; or (c) for such other periods as the Commission by order may permit to protect the Fund's investors. In the event of suspension of the right to redeem, investors may withdraw their redemption request or receive payment based upon the net asset value computed upon the termination of the suspension.

EXCHANGE PRIVILEGE

Shareholders may exchange shares of their portfolio for the same class of shares in another portfolio of Composite Cash Management Company or other mutual funds in the Composite Group. A brief discussion of such privileges is in the prospectus under "Exchanges for Other Composite Funds." Exchanges will be made at the respective net asset values in effect on the date of such exchange.
Shares previously subject to a sales charge may be exchanged without incurring any additional initial or contingent deferred sales charge. Class B shares are available only by exchange. Exchanged Class B shares will continue to be subject to contingent deferred sales charges according to the schedule applicable to the originally purchased shares. Sales charges are fully explained in the prospectuses of the applicable funds. Any gains or losses realized on an exchange should be recognized for federal income tax purposes, as required. This privilege is not an option or right to purchase securities but is a revocable privilege permitted under the present policies of each of the Funds. This privilege is not available in any state or other jurisdiction where the shares of the Fund into which the exchange is to be made are not available for sale, or when the value of the shares presented for exchange is less than the minimum dollar purchase required by the appropriate prospectus.

An investor may exchange some or all of his shares in the Fund for those of any other fund in the Composite Group of Funds. These currently include:

                            COMPOSITE GROUP OF FUNDS

I. Composite Bond & Stock Fund: primary objective is continuity of income and conservation of capital with long-term growth a secondary objective.

II. Composite Growth & Income Fund: primary objective is long-term growth of principal with current income a secondary objective.

III.Composite Northwest Fund: designed to provide long-term growth of capital by investing in a broadly diversified portfolio of common stocks selected from companies located or doing business in the Northwest.

IV. Composite Income Fund: primary objective is current income with preservation of principal a secondary consideration.

V. Composite U.S. Government Securities: primary objective is to provide a high level of current income, consistent with the safety and liquidity, by investing in U.S. government-backed securities.

VI. Composite Tax-Exempt Bond Fund: primary objective is a high level of current income exempt from federal income taxes as is consistent with prudent investment risk and protection of capital. (Not allowed in IRAs)

SERVICES PROVIDED BY THE FUND

SYSTEMATIC WITHDRAWAL PLAN

As described in the prospectus, the Fund offers a Systematic Withdrawal Plan. All dividends and distributions on shares owned by shareholders participating in this plan are reinvested in additional shares. Shares will be redeemed at the close of business on or about the 25th day of each month preceding payment, and payments will be mailed within three business days thereafter.

The Systematic Withdrawal Plan may involve the use of principal and is not a guaranteed annuity. Payments under such a plan do not represent income or a return on investment but instead are made from the redemption of Fund shares. Naturally, withdrawals that continually exceed reinvested dividend income will eventually exhaust the account.

A Systematic Withdrawal Plan may be terminated at any time by directing a written request to the Fund or the Transfer Agent. Upon termination, all future dividends and capital gain distributions will continue to be reinvested in additional shares unless a shareholder requests otherwise.

TAX-SHELTERED RETIREMENT PLANS (MONEY MARKET PORTFOLIO ONLY)

As described in the prospectus, shares of the Money Market Portfolio may be purchased as an investment medium for various tax-sheltered retirement plans. The amounts of contributions to such plans are generally limited by the Internal Revenue Code. Each of these plans involves a long-term commitment of assets, and participants may be subject to possible regulatory penalties for excess contributions, premature distributions, excess distributions, or insufficient distributions after age 70 1/2.

QUALIFIED RETIREMENT PLANS

Self-employed individuals (as sole proprietors or partnerships) or corporations may wish to purchase Fund shares in a retirement plan. Investors may obtain information regarding these plans by contacting a Representative or the Fund's offices.

INDIVIDUAL RETIREMENT ACCOUNTS (IRAS)

IRA contributions are invested when received. However, individuals establishing a new IRA plan may rescind their plan within seven days. In the event of such termination, their entire purchase price will be refunded by the Distributor provided they notify the Distributor of their desire to rescind the purchase. Termination during the seven-day period through regular redemption rather than through rescission will result in adverse tax consequences. Internal Revenue Service regulations prohibit revocation of rollover contributions. Any losses derived through rescission will be absorbed by the Distributor.

Persons  who  request  information  regarding  IRA plans will be  provided  with
application  forms  and  information   regarding   eligibility  and  permissible
contributions.

IRA CUSTODY AGREEMENT AND SERVICE CHARGES

The IRA plan provides that the Distributor will furnish custodial services either as agent for Washington Mutual Bank or as the named custodian. There are set annual fees for IRA plans per participant unless made under an employer-sponsored plan, in which case the custodial fee is negotiable. If custodial fees are not paid annually by separate check, shares will automatically be liquidated to cover such fees.

Unless participants elect otherwise, any capital gain distributions and income dividends are reinvested on ex-dividend date in full and fractional shares of the applicable Portfolio at net asset value.

IRA BONUSES

"IRA Bonuses" may periodically be credited to IRA accounts for contributions, transfers and/or rollovers. Payments will be made at a uniform rate determined by the Distributor or its affiliates and will be based on the value of the rollovers and/or transfers. IRA Bonuses are not paid by the Fund.

DIVIDENDS, CAPITAL GAIN DISTRIBUTIONS AND TAXES

The Fund intends to continue to conduct its business and maintain the necessary diversification of assets and source of income requirements to qualify as a diversified management investment company under the Internal Revenue Code (the "Code"). The Fund so qualified during the 1996 fiscal year. As a result, under Subchapter M of the Code, the Fund is accorded conduit or "pass through" treatment for federal income tax purposes during each year in which it distributes to its shareholders 90% or more of its gross income from dividends, interest and gains from the sale or other disposition of securities, and in which it derives less than 30% of its gross income from gains (without deduction for losses) from the sale or other disposition of securities held for less than three months. In addition, if the Fund distributes 98% of its ordinary income and capital gain net income for each calendar year, it will not be subject to excise tax on undistributed income. The Fund intends to distribute such amounts as necessary to avoid federal income and excise taxes.

MONEY MARKET PORTFOLIO

Under the Code, dividends from net investment income (including realized net short-term capital gains, if any) are taxable to Portfolio investors as dividend income. Since the Portfolio's net investment income is derived from interest income, the dividends paid are not eligible for the 70% corporate dividends received deduction. Dividends may also be subject to state and local taxes.

TAX-EXEMPT PORTFOLIO

Income received by the Portfolio, which is excludable from gross income under the Code, retains its status as tax-exempt from federal income tax when income is distributed to shareholders as such. This allowance is based on the Portfolio holding 50% of the value of its total assets in municipal obligations at each quarter end of its fiscal year. Interest earned by the Portfolio on municipal bonds is not includable by the holders of shares in their respective gross incomes for federal income tax purposes. Net interest income received by the Portfolio from other obligations (e.g., certificates of deposit, commercial paper, and obligations of the United States government, its agencies or instrumentalities) and net short-term capital gains realized by the Portfolio, if any, will be taxable to holders of shares as ordinary income. Dividend distributions are calculated and recorded daily and distributed on the last day of each month under the "actual earned" method. Under this method, the portion of each distribution which is tax-exempt may vary. Any reinvestments will be taxed to the shareholder in the same manner as if they had been distributed.
Section 265 of the Code in effect provides that interest on indebtedness incurred, and expenses associated therewith or continuing to purchase or carry obligations with tax-exempt interest is not deductible. Consistent with the general view of the Internal Revenue Service, it is probable that interest on indebtedness incurred or continuing to purchase or carry shares is not deductible.

Interest on certain "private activity" bonds (referred to as "qualified bonds" in the Code) is subject to the federal alternative minimum tax ("AMT"), although the interest continues to be excluded from gross income for other purposes. Interest from private activity municipal obligations is a tax preference item for the purposes of determining whether a taxpayer is subject to AMT and the amount of AMT to be paid, if any. Private activity obligations issued after August 7, 1986, to benefit a private or industrial user or to finance a private facility are affected by this rule. It is the current position of the staff of the Securities and Exchange Commission that income from municipal obligations that is a preference item for purposes of the AMT is not deemed to be "tax-exempt." Under this position, at least 80% of the Portfolio's income distributions would have to be exempt from the AMT as well as exempt from federal taxes.

The exemption of interest income for federal income tax purposes does not necessarily result in exemption under the income or other tax laws of any state or local taxing authority. The laws of the several states and local taxing authorities vary with respect to the taxation of such interest income and each holder of shares of the Portfolio is advised to consult his own tax advisor in that regard. Upon request, the Portfolio will report the source of tax-exempt income by state. Shareholders are urged to consult their own tax advisors regarding specific questions about federal, state and local taxes.

INVESTMENT PRACTICES

MONEY MARKET PORTFOLIO

Investment objectives and policies of the Money Market Portfolio are described in the prospectus. The investment objective of the Portfolio is to provide a high level of current income while at the same time preserving capital and maintaining liquidity. It is a fundamental policy of the Portfolio to invest only in the following money market instruments which at the time of purchase mature within 397 days:

1. Obligations issued or guaranteed by the United States government or any agency or instrumentality thereof. U.S. government obligations are issued by the Treasury and include bills, certificates of indebtedness, notes, and bonds. Agencies and instrumentalities of the U.S. government are established under the authority of an act of Congress and include, but are not limited to: the Government National Mortgage Association, the Tennessee Valley
    Authority, the Bank for Cooperatives, the Farmers Home Administration, Federal Home Loan Banks, Federal Intermediate Credit Banks, Federal Land Banks and the Federal National Mortgage Association.

2. Obligations of domestic and foreign banks having total assets in excess of 500 million U.S. dollars as of the date of their most recently published financial statement:

    Certificates of deposit are receipts issued by a bank in exchange for the deposit of funds. The bank agrees to pay the amount deposited, plus interest, to the bearer of the receipt on the date specified on the certificate. Because the certificate is negotiable, it can be traded in the secondary market before maturity. Certificates of deposit purchased by the Portfolio will not be fully insured.

    Bankers' acceptances are time drafts drawn on a U.S. bank by an exporter or importer to obtain a stated amount of funds to pay for specific merchandise or, less frequently, foreign exchange. The draft is then "accepted" by the U.S. bank (the drawee) which in effect unconditionally guarantees to pay the face value of the instrument on its maturity date. The face of the instrument specifies the terms and the nature of the underlying transaction.

    Letters of credit are issued by U.S. banks and authorize the beneficiary to draw drafts upon such U.S. banks for acceptance payment under specified conditions. All of the securities in the Portfolio and income thereon are payable in U.S. dollars.

3. Commercial paper (unsecured short-term notes of indebtedness issued by business and banking firms to finance their short-term needs) purchased by the Portfolio will consist only of direct obligations which, at the time of their purchase, are (a) rated in the two highest ratings by Moody's Investors Service, Inc. or by Standard & Poor's Corporation, or (b) issued by companies having an outstanding unsecured debt issue currently rated A or better by Moody's or by Standard & Poor's (see "Appendix B").

4. Short-term corporate obligations which at the date of investment are rated A or better by Moody's or by Standard & Poor's (see "Appendix B").

5. Repurchase agreements: The Portfolio may acquire an underlying debt instrument for a relatively short period (usually not more than one business day) subject to an obligation of the seller to repurchase and the Portfolio to sell the instrument at a fixed price. In the event the seller defaults on his agreement to repurchase the instrument, the Portfolio may suffer a loss because of a decline in the value of the underlying debt instrument. The Portfolio will enter into repurchase agreements only with domestic banks or recognized money market securities dealers, with respect to any of the above-mentioned securities. To limit risk, repurchase agreements maturing in more than seven days will not exceed ten percent of the total assets of the Portfolio. The Portfolio requires daily valuation of the underlying debt instrument for any repurchase agreement maturing in more than one (1) business day and requires that the market value of the collateral be maintained at a minimum of 102 percent of the current value. The Portfolio maintains constructive possession of the securities through a safekeeping arrangement with parties who qualify as custodians under Section 17(f) of the Investment Company Act of 1940.

The Portfolio will invest less than 25% of its assets in bank obligations, including foreign banks and foreign branches of U.S. domestic banks. These investments involve risks that are different in some respects from an investment in an investment company which invests only in debt obligations of U.S. domestic issuers. Among the items to be considered are possible differences in foreign versus domestic reserve regulations, future political and economic developments, the possible imposition of withholding taxes on interest income payable on the securities, the possible seizure or nationalization of foreign deposits, the possible establishment of exchange controls or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on the foreign bank obligations. Foreign reserve requirements are lower than domestic ones, and currency blockage may develop which may prevent the Portfolio from moving the proceeds of its investments out of foreign countries. Any foreign bank obligations purchased will be readily marketable at the time of purchase; however, such marketability and corresponding liquidity may change at any time.

TAX-EXEMPT PORTFOLIO

Investment objectives and policies of the Tax-Exempt Portfolio are described in the prospectus. The investment objective of the Portfolio is to provide maximum current interest income which is exempt from federal income taxes while at the same time preserving capital and maintaining liquidity. It is a fundamental policy of the Portfolio to invest only in municipal obligations which at the time of purchase mature within 397 days.

1. Municipal commercial paper represents very short-term, unsecured, negotiable promissory notes issued by states, municipalities and their agencies. Payment of principal and interest on issues of municipal paper may be made from various sources, to the extent the funds are available therefrom. Maturities of municipal paper generally will be shorter than the maturities of TANs, BANs, RANs or PNs.

2. Tax anticipation notes (TANs) are issued by state and local governments to finance their current operations. Repayment is generally to be derived from specific future tax revenues. TANs are usually general obligations of the issuer. A weakness in an issuer's capacity to raise taxes due to, among other things, a decline in its tax base or a rise in delinquencies, could adversely affect the issuer's ability to meet its obligations on outstanding TANs.

3. Bond anticipation notes (BANs) are usually general obligations of state and local governmental issuers which are sold to obtain interim financing for projects that will eventually be funded through the sale of long-term debt obligations or bonds. The ability of an issuer to meet the obligations on its BANs is primarily dependent on the issuer's access to the long-term municipal bond market and the likelihood that the proceeds of such bond sales will be used to pay the principal and interest on the BANs.

4. Revenue anticipation notes (RANs) are issued by governments or governmental bodies with the expectation that future revenues from a designated source will be used to repay the notes. In general, they also constitute general obligations of the issuer. A decline in the receipt of projected revenues, such as anticipated revenues from another level of government, could adversely affect an issuer's ability to meet its obligations on outstanding RANs. In addition, the possibility that the revenues would, when received, be used to meet other obligations could affect the ability of the issuer to pay the principal and interest on RANs.

5. Project notes (PNs) are issued on behalf of local authorities at auctions conducted by the United States Department of Housing and Urban Development to raise funds for federally sponsored urban renewal, neighborhood development and housing programs. PNs are backed by the full faith and credit of the federal government through agreements with local authorities which provide that, if required, the federal government will lend the issuer an amount equal to the principal of and interest on the PN. Ordinarily, PNs are repaid by rolling over the notes, or from the proceeds of new bonds or other securities, which are issued to provide permanent financing.

Certain municipal obligations may carry variable or floating interest rates. Variable rate instruments bear interest at rates which are readjusted at periodic intervals so as to cause the instruments' market value to approximate par. Floating rate instruments bear interest at rates which vary automatically with changes in specified market rates or indices, such as the bank prime rate. The Tax-Exempt Portfolio may invest in variable and floating rate instruments even if they carry stated maturities in excess of 397 days, but only if the period to the next interest change is less than 397 days. The Tax-Exempt Portfolio will only purchase these instruments if there is a secondary market for such instruments or if they carry demand features permitting the Portfolios to redeem upon notice of seven days or less at par, or both. The Portfolio's right to obtain payment at par on a demand instrument upon demand could be affected by events occurring between the date the Portfolio elects to redeem the instrument and the date redemption proceeds are due which affect the ability of the issuer to pay the instrument at par value.

Although the ultimate maturity of such variable rate obligations may exceed 397 days, the Tax-Exempt Portfolio will treat the maturity of each variable rate demand obligation, for purposes of computing its dollar-weighted average Portfolio maturity, as the longer of (i) the notice period required before the Portfolio is entitled to payment of the principal amount upon demand, or (ii) the period remaining until the next interest rate adjustment.

The Portfolio may invest no more than 10% of its total assets in other investment companies which invest in tax-exempt securities. No more than 5% of the Portfolio's total assets may be invested in a single investment company nor may the Portfolio purchase more than 3% of the total voting securities of a single investment company. The Adviser will reduce its advisory fees on such investments to offset management fees paid to the other investment company.

GENERAL POLICIES

The Fund may attempt to increase yields by trading to take advantage of short-term market variations. This policy is expected to result in high Portfolio turnover. This turnover may (but in the opinion of management should not) adversely affect the Fund since the Fund does not usually pay brokerage commissions when it purchases short-term debt obligations (see "Brokerage Allocations and Portfolio Transactions").

Because of the many factors which influence fluctuations in the market value of securities owned by the Fund's portfolios, including economic trends, government actions and regulations and international monetary conditions, there can be no assurance that the objectives of the Fund's portfolios will be achieved because of market risks inherent in all investments. The Fund believes, however, that through professional management, the prospects for investment success are enhanced.

INVESTMENT RESTRICTIONS

While many decisions of the Adviser depend on flexibility, there are several principles so fundamental to the Fund's philosophy that neither they, nor the investment objective, may be changed without a vote of a majority of the outstanding shares of the Fund.

Each Portfolio within the Fund may NOT:

    invest in common stocks or other equity securities;

    borrow money for investment purposes, except that it may borrow up to 5% of its total assets in emergencies, and that it may borrow up to 33 1/3% of such assets to meet redemption requests that would otherwise result in the untimely liquidation of vital parts of its portfolio;

    buy securities on margin, mortgage or pledge its securities, or engage in "short" sales;

    buy or sell options;

    act as underwriter of securities issued by others;

    buy securities subject to restrictions on sale (except in connection with repurchase agreements);

    buy  or  sell  real  estate,   real  estate   investment  trust  securities,
    commodities, or oil, gas and mineral interests;

    lend  money,  except  in  connection  with  repurchase  agreements  and  for
    investments  made  in  accordance  with  Fund  policies   discussed  in  the
    prospectus;

    issue senior securities;

    invest  more than 5%* of its total  assets in the  securities  of any single
    issuer   (except  for  the  United  States   government,   its  agencies  or
    instrumentalities);

    invest more than 25%* of its total assets in securities of issuers in any single industry;

    invest more than 10%* of its net assets in illiquid securities;

    invest in companies for the purpose of exercising control.

MONEY MARKET PORTFOLIO ONLY may NOT:

    invest in other investment companies (except as part of a merger).

TAX-EXEMPT PORTFOLIO ONLY may NOT:

    invest more than 20%* of its assets in obligations that pay interest subject to federal alternative minimum tax.

* Percentage at the time the investment is made.


PERFORMANCE INFORMATION

YIELD

The current yield for each class of shares within each Portfolio is determined by dividing the net change, exclusive of capital changes, in a hypothetical account for a given seven calendar day period, by the value of the account at the beginning of the period. The resulting base period return is multiplied by 365 divided by seven. The effective yield is determined by compounding for 365 days the base period return divided by seven. The results are expressed as a percentage and yield figures are carried to the nearest hundredth of one percent.

Class A share yields for the seven-day period ended December 31, 1996:


                                                                                   PORTFOLIO
                                                                         MONEY MARKET       TAX-EXEMPT
Ending account value
    (includes the value of any additional shares purchased with          $1.000934331    $1.000655500
      dividends from the original share, and all dividends declared on both the original share and any such additional shares)

Less beginning account value                                             $1.000000000    $1.000000000

Net Change in Account Value                                              $ .000934331   $  .000655500

Base Period Return:  Money Market Portfolio
    (Net Change in Account Value)     $   .000934331 =                     .000934331
    ------------------------------------------------
    (Beginning Account Value)           $1.000000000

Current Yield = .000934331 x 365/7                                        4.87%
Effective Yield =
    Current Yield compounded for 365 days =                               4.99%

Base Period Return:  Tax-Exempt Portfolio
    (Net Change in Account Value)     $   .000655500     =                 .000655500
    -------------------------------------------------
    (Beginning Account Value)           $1.000000000

Current Yield = .000655500 x 365/7                                        3.42%
Effective Yield =
    Current Yield compounded for 365 days =                               3.48%


Class B share yields for the seven-day period ended on December 31, 1996:

                                                                                  Portfolio
                                                                         Money Market       Tax-Exempt

Ending account value
    (includes the value of any additional shares purchased with          $1.000764469    $1.000474410
      dividends from the original share, and all dividends declared on both the original share and any such additional shares)

Less beginning account value                                               1.000000000     1.000000000

Net Change in Account Value                                              $  .000764469 $    .000474410

Base Period Return:  Money Market Portfolio
    (Net Change in Account Value)     $   .000764469 =                      .000764469
    ------------------------------------------------
    (Beginning Account Value)           $1.000000000

Current Yield = .000764469 x 365/7 =                                       3.99%
Effective Yield =
    Current Yield compounded for 365 days =                                4.07%

Base Period Return:  Tax-Exempt Portfolio
    (Net Change in Account Value)     $   .000474410 =                      .000474410
    ------------------------------------------------
    (Beginning Account Value)           $1.000000000

Current Yield = .00047441 x 365/7 =                                        2.47%
Effective Yield =
    Current Yield compounded for 365 days =                                2.50%

Among the factors determining yields are portfolio quality, type of investments, operating expenses, the relative amount of new money coming into the portfolio and the portfolio maturity.

Publishing the above yields as of a given period provides investors with a basis for comparing the Portfolio's yield with that of other managed portfolios and with the yields on savings accounts and money market instruments (which are normally stated on the basis of a full year's interest). In making any such comparisons care must be taken to consider the differences of the investment media, as well as the differences in the methods of computing yields.

Neither Portfolio's yield is fixed, nor is principal guaranteed. Yields fluctuate daily and the annualization of rates is not a representation by the Fund as to what an investment in either Portfolio will actually yield for any given period.

The weighted average maturity as of December 31, 1996, for the Money Market Portfolio was 18 days; for the Tax-Exempt Portfolio it was 64 days.

Tax-equivalent yield for the Tax-Exempt Portfolio is calculated by dividing the Portfolio's current yield or effective yield by the number one minus a stated income tax rate. For example, the Portfolio's Class A share effective yield of 3.48%, for the seven day period ended December 31, 1996, would result in a tax-equivalent yield of %, at the maximum federal tax rate of 39.6%: % divided by (1.00 - .396) = 5.76%.

From time to time, the Portfolio may present illustrations of the relationship between tax-exempt yields and taxable yields at various tax rates.

BROKERAGE ALLOCATIONS AND PORTFOLIO TRANSACTIONS

Portfolio securities are normally purchased directly from the issuer or from an underwriter or a market maker for money market instruments. Usually no brokerage commissions are paid by the Fund for these purchases. Purchases from underwriters of Portfolio securities include a concession paid by the issuer to the underwriter and the purchase price paid to market makers for money market instruments may include the spread between the bid and asked price.

Under the terms of the Investment Management Agreements, Composite Research & Management Co. acts as agent for the Fund in entering orders with broker-dealers to execute Portfolio transactions and in negotiating commission rates where applicable. Decisions as to eligible broker-dealers are approved by the president of the Fund.

In executing Portfolio transactions and selecting broker-dealers, the Adviser uses its best efforts to seek, on behalf of the Fund, the best overall terms available. In assessing the best overall terms available for any transaction, the Adviser may consider all factors it deems relevant, including the breadth of the market in the security, the price of the security, the size of the transaction, the timing of the transaction, the reputation, financial condition, experience, and execution capability of a broker-dealer, the amount of commission, and the value of any brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934, as amended) provided by a broker-dealer.

The Adviser is authorized to pay to a broker or dealer who provides such brokerage and research services a commission for executing a Portfolio transaction for the Fund. This commission may be in excess of the amount of commission or net price another broker or dealer would have charged for effecting the transaction if the Adviser determines in good faith that such commission was reasonable in relation to the value of the brokerage and research services provided by such broker or dealer, viewed in terms of that particular transaction or in terms of the overall responsibilities of the Adviser to the Fund and/or other accounts over which the Adviser exercises investment discretion. The Adviser may commit to pay commission dollars to brokers or financial institutions for specific research materials or products that it considers useful in advising the Fund and/or its other clients. Research services furnished to the Adviser include, for example, written and electronic reports analyzing economic and financial characteristics, telephone conversations between brokerage securities analysts and members of the Adviser's staff, and personal visits by such analysts, brokerage strategists and economists to the Adviser's office.

Some of these services are of value to the Adviser in advising clients, although not all of these services are necessarily useful and of value in managing the Fund. The management fee paid to the Adviser is not reduced because it receives those services, even though it might otherwise be required to purchase these services for cash.

The staff of the Securities and Exchange Commission has expressed the view that the best price and execution of over-the-counter transactions in Portfolio securities may be secured by dealing directly with principal market makers, thereby avoiding the payment of compensation to another broker. In certain situations, the Adviser believes that the facilities, expert personnel and technological systems of a broker often enable the Fund to secure a net price by dealing with a broker that is as good as or better than the price the Fund could have received from a principal market maker, even after payment of the compensation to the broker. The Adviser places its over-the-counter transactions with principal market makers, but may also deal on a brokerage basis when utilizing electronic trading networks or as circumstances warrant.

None of the brokers with whom the Fund executes Portfolio transactions has any interest in the Adviser or the Distributor. The Distributor did not execute any Portfolio orders for the Fund during the fiscal year, nor did the Distributor or the Adviser receive any direct or indirect compensation as a result of Portfolio transactions of the Fund. Shares may be sold by brokers who execute Portfolio transactions for the Fund; however, no brokerage fees will be allocated for such sales.

GENERAL INFORMATION

ORGANIZATION AND AUTHORIZED CAPITAL

As discussed under "Who We Are" in the prospectus, Composite Cash Management Company was incorporated under the laws of the state of Washington on July 2, 1979, under a certificate of incorporation granting perpetual existence. The Fund has an authorized capitalization of ten billion shares of capital stock having a $.0001 par value.

Shares are issued by class designated by Portfolio. All shares of the Fund are freely transferable. The shares do not have preemptive rights, and none of the shares has any preference as to conversion, exchange, dividends, retirements, liquidation, redemption or any other feature. Shares have equal voting rights except that each Portfolio would vote separately on a change in investment objective and each class has exclusive voting rights with respect to provisions of the Distribution Plans that pertain to that class.

VOTING PRIVILEGES

The Fund is not required to hold annual meetings. When meetings are called to elect directors, a shareholder may exercise cumulative voting privileges for the election of directors under Washington state law in the election of directors. Using this privilege, shareholders are entitled to one vote per share for each director candidate. The total number of votes for directors to which a shareholder is entitled may be accumulated and cast for each candidate in such proportion that the shareholder may designate.

CUSTODIAN

The securities and cash owned by the Fund are held in safekeeping by Investors Fiduciary Trust Company (IFTC), 127 West 10th, Kansas City, MO 64105. IFTC is a wholly owned subsidiary of State Street Bank. The custodian's responsibilities include collecting dividends, interest and principal payments on the Fund's investments.

INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

The firm of LeMaster & Daniels PLLC, Certified Public Accountants, has been selected as the independent certified public accountants of the Fund. LeMaster & Daniels performs audit services for the Fund including the examination of the financial statements included in annual reports to shareholders, which are incorporated by reference into this Statement of Additional Information.

REGISTRATION STATEMENT

This Statement of Additional Information and the prospectus do not contain all of the information set forth in the registration statement the Fund has filed with the Securities and Exchange Commission. The complete registration statement may be obtained from the Securities and Exchange Commission upon payment of the fee prescribed by the rules and regulations of the Commission.

FINANCIAL STATEMENTS AND REPORTS

Semiannual and annual reports are issued to shareholders. The annual reports include audited financial statements. The Fund's financial statements and schedules for fiscal year 1996 appear in the annual report to shareholders dated December 31, 1996, which is incorporated by reference into this Statement of Additional Information and may be obtained without charge by contacting the Fund's offices.



                                   APPENDIX A


                          SPECIMEN PRICE MAKE-UP SHEET


                        COMPOSITE CASH MANAGEMENT COMPANY
                              at December 31, 1996


                                                  MONEY MARKET                       TAX-EXEMPT
                                                    PORTFOLIO                         PORTFOLIO
Assets                                           $233,143,865                       $32,164,617

Liabilities                                         3,671,608                           188,475


Net Assets                                       $229,472,257                       $31,976,142


Shares Outstanding
         Class A                                  229,355,308                        31,973,937
         Class B                                      116,949                             2,205

Net Assets Per Share
   (Net Assets/Shares Outstanding)
         Class A                                    $1.00                              $1.00
         Class B                                    $1.00                              $1.00


                                   APPENDIX B

COMMERCIAL PAPER RATINGS (TAXABLE AND TAX-EXEMPT)

STANDARD & POOR'S CORPORATION: Commercial Paper Rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

Ratings are graded into four categories, ranging from 'A' for the highest quality obligations to 'D' for the lowest. The top two categories are as follows:

'A': Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with the numbers 1, 2 and 3 to indicate the relative degree of safety.

'A-1': This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics will be denoted with a plus (+) sign designation.

'A-2': Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as high as for issues designated "A-1".

MOODY'S INVESTORS SERVICE, INC.: "Prime-1" and "Prime-2" are the two highest commercial paper rating categories. The ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of nine months.

Issuers rated "Prime-1" have a superior capacity for repayment of short-term promissory obligations. "Prime-1" repayment capacity will normally be evidenced by the following characteristics:

--Leading market positions in well established industries.
--High rates of return on funds employed.
--Conservative  capitalization  structures  with  moderate  reliance on debt and ample asset protection.
--Broad  margins  in  earnings  coverage  of fixed  financial  charges  and high internal cash generation.
--Well established access to a range of financial markets and sources of alternate liquidity.

Issuers rated "Prime-2" have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

                             CORPORATE BOND RATINGS

Standard & Poor's ratings are based, in varying degrees, on the following considerations:

I. Likelihood of default-capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation.

II.  Nature of and provisions of the obligation.

III.Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

'AAA': Debt rated "AAA" has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

'AA': Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

'A': Debt rated "A" has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

'BBB': Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

MOODY'S INVESTORS SERVICE, INC.: Its ratings for investment-grade corporate bonds are as follows:

Bonds rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge". Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Bonds rated "A" possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

                             TAX-EXEMPT NOTE RATINGS

Standard & Poor's Corporation rating of short-term notes evolved from its long-standing practice of evaluating the effect of such debt on bond ratings. Its note rating symbols and definitions are as follows:

'SP-1': Very strong or strong capacity to pay principal and interest. Issues determined to possess overwhelming safety characteristics are given a plus (+) designation.

'SP-2': Satisfactory capacity to pay principal and interest.

'SP-3': Speculative capacity to pay principal and interest.

Moody's Investors Service, Inc. municipal note ratings are as follows:

'MIG' OR 'VMIG'  1    Best quality
'MIG' OR 'VMIG'  2    High quality
'MIG' OR 'VMIG'  3    Favorable quality
'MIG' OR 'VMIG'  4    Adequate quality

                                      PART C
                                OTHER INFORMATION


ITEM 24.      FINANCIAL STATEMENTS AND EXHIBITS.

     (a) Financial Statements. The Condensed Financial Information ten-year summary is set forth on page three of Part A of this registration statement. The annual report to shareholders, as of December 31, 1996, was filed with the Securities and Exchange Commission via EDGAR on February 14, 1997, and is incorporated by reference in both Parts A and B.
                                                           FILING        DATE
(b) EXHIBITS         INCORPORATED WITH                     FILED

    (1a)     Articles of Incorporation                     Form N-1A    4-24-97
    (1b)     Amendment to Articles of Incorporation        Form N-SAR   8-23-94
    (2)      Bylaws                                        Form N-1A    4-24-96
    (3)      Voting Trust Agreement                                      INAP
    (4)      Specimen Capital Stock Certificate            Form N-1A    4-24-97
    (5)      Investment Management Contract                Form N-1A    4-24-97
    (6a)     Distribution Contract                         Form N-1A    4-24-96
    (6b)     Specimen Selling Agreement                                  INAP
    (7)      Bonus, profit sharing, pension, or other
                 similar contracts for benefit of
                 directors or officers of the Registrant                 INAP
    (8)      Custodial Agreement                           Form N-1A    4-24-97
    (9)      Shareholders Service Contract                 Form N-1A    4-24-96
   (10)      Opinion & Consent of Counsel                  Form N-1A    4-24-97
   (11)      Accountants' Consent                          Form N-1A    4-24-97
   (12)      All financial statements omitted from
                 Item 23.                                Annual Report  2-14-97
   (13)      Agreements or understandings made in
                 consideration for providing initial
                 capital.                                  Form N-1A    7-24-79
   (14)      Retirement Plan and Forms                     Form N-1A    1-22-85
   (15)      12b-1 Plan                                    See 6(a)     4-24-96
                                                            above

ITEM 25.      PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

The Registrant is operated under the supervision of Composite Research & Management Co. Composite Research is affiliated with Murphey Favre, Inc. and Murphey Favre Securities Services, Inc. through common ownership and management. Murphey Favre serves as principal underwriter and distributor for the Registrant. Murphey Favre Securities Services serves as transfer agent for the Registrant. Composite Research, Murphey Favre, and Murphey Favre Securities Services serve in their same capacities for the seven other investment companies within the Composite Group of Funds, namely: Composite Income Fund, Inc.; Composite Equity Series, Inc.; Composite Tax-Exempt Bond Fund, Inc.; Composite U.S. Government Securities, Inc.; Composite Bond & Stock Fund, Inc.; Composite Northwest Fund, Inc; and Composite Deferred Series, Inc.

Composite Research & Management Co., Murphey Favre, and Murphey Favre Securities Services are all wholly owned subsidiaries of Washington Mutual, Inc. All companies named are incorporated in the State of Washington.

ITEM 26.      NUMBER OF HOLDERS OF SECURITIES.

As of ________, 1997, there were ____ Class A shareholders and ___ Class B shareholders in the Money Market Portfolio. On the same date, there were ____ Class A shareholders and _____ Class B shareholders in the Tax-Exempt Portfolio.

ITEM 27.      INDEMNIFICATION.

Registrant shall have the power to indemnify any director, officer or former director or officer of the Corporation, or any person who may have served at the Corporation's request as a director or officer of another corporation, against expenses actually and reasonably incurred by such person in connection with the defense of any action, suit or proceeding, civil or criminal, in which he becomes a party by reason of being or having been such director or officer, to the full extent permitted by the laws of the State of Washington, as such laws at anytime may be in force and effect, provided however, that this indemnification provision shall not protect, or purport to protect any director or officer of the corporation against any liability to the corporation or to the shareholders to which he otherwise would be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of this office.

ITEM 28.      BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISOR.

Registrant's Investment Advisor is Composite Research & Management Co., a wholly owned subsidiary of Washington Mutual, Inc., a Washington corporation organized in 1889. The Advisor serves in that capacity for the seven (7) other investment companies with the Composite Group of Funds identified in Item 25.

Business and other connections of the Investment Adviser were most recently filed on Form ADV, Securities and Exchange Commission File No. 801-4855, which was mailed on March 11, 1997, and is incorporated herein by reference.

ITEM 29.      PRINCIPAL UNDERWRITERS.

The principal underwriter for the Registrant is Murphey Favre which also serves in the same capacity for seven (7) other investment companies identified in Item 25.

Business and other connections of the underwriter were most recently filed on Form BD, CRD 599, with the National Association of Securities Dealers on February 7, 1997, and are incorporated herein by reference.

ITEM 30.      LOCATION OF ACCOUNTS AND RECORDS.

All accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder will be maintained at the offices of the Registrant at 601 W. Main Avenue, Suite 801, Spokane, Washington 99201. The Registrant's custodian activities are performed at Investors Fiduciary Trust Company (IFTC), 127 West 10th, Kansas City, MO 64105.

ITEM 31.      MANAGEMENT SERVICES.

Registrant is not a party to any management related service contract, other than set forth in the Prospectus.

ITEM 32.      UNDERTAKINGS.

The management discussion of fund performance required by Item 5A is contained in the 12/31/96 annual report to shareholders which will be provided to each person to whom a prospectus is delivered, upon request and without charge.

                                   SIGNATURES
                                   FORM N-1A

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly
authorized,   in   the   City   of   Spokane,    and   State   of Washington
on the 24 day of April, 1997.

                                            COMPOSITE CASH MANAGEMENT CO.
                                     ------------------------------------------
                                                 Registrant
[SEAL]
                                          By:/s/ William G. Papesh
                                             ------------------------
ATTEST:                                         William G. Papesh
/s/ John T. West                                     President
-----------------------------
John T. West, CPA                            /s/ Monte D. Calvin
Secretary                                    ------------------------
                                               Monte D. Calvin, CPA
                                           Principal Financial Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities on the date indicated:

/s/ Wayne L. Attwood     March 25, 1997
-------------------------------------------
Wayne L. Attwood, Director     (Date)

/s/ Kristianne Blake     March 25, 1997
-------------------------------------------
Kristianne Blake, Director     (Date)

/s/ Anne V. Farrell      March 25, 1997
-------------------------------------------
Anne V. Farrell, Director      (Date)

/s/ Michael K. Murphy    March 25, 1997
-------------------------------------------
Michael K. Murphy, Director    (Date)

/s/ William G. Papesh    March 25, 1997
-------------------------------------------
William G. Papesh, Director    (Date)

/s/ Daniel L. Pavelich   March 25, 1997
-------------------------------------------
Daniel L. Pavelich, Director (Date

/s/ Jay Rockey           March 25, 1997
-------------------------------------------
Jay Rockey, Director           (Date)

/s/ Richard C. Yancey    March 25, 1997
-------------------------------------------
Richard C. Yancey, Director    (Date)

--------------------------------------------------------------------------------
                                 EXHIBIT INDEX
--------------------------------------------------------------------------------
EX-99.B1                 CHARTER
EX-99.B4                 HOLDERS RTS
EX-99.B5                 ADVSR CONTR
EX-99.B8                 CUST CONTR
EX-99.B10                OPINION & CONSENT OF COUNSEL
EX-99.B11                ACCOUNTANT'S CONSENT
EX-27.CLASS A            FINANCIAL DATA SCHEDULE - CLASS A
EX-27.CLASS B            FINANCIAL DATA SCHEDULE - CLASS B
--------------------------------------------------------------------------------